(2_FIDELITY_LOGOS)FIDELITY
(registered trademark)

MORTGAGE SECURITIES FUND
(INITIAL CLASS OF FIDELITY ADVISOR MORTGAGE
SECURITIES FUND)
ANNUAL REPORT
JULY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     14   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    23   Notes to the financial statements.

REPORT OF INDEPENDENT    31   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            32


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first seven months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 30% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the past seven months, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
FIDELITY MORTGAGE SECURITIES FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1997                PAST 1   PAST 5   PAST 10
                                           YEAR     YEARS    YEARS

Fidelity Mortgage Securities Fund          10.34%   44.72%   132.53%
("Initial Class")

Salomon Brothers Mortgage Index            10.60%   41.23%   143.95%

U.S. Mortgage Funds Average                10.05%   33.27%   114.95%

CUMULATIVE TOTAL RETURNS show Initial Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to the performance of the Salomon Brothers Mortgage Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Initial Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 59 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1997          PAST 1   PAST 5   PAST 10
                                     YEAR     YEARS    YEARS

Fidelity Mortgage Securities Fund    10.34%   7.67%    8.80%
("Initial Class")

Salomon Brothers Mortgage Index      10.60%   7.15%    9.33%

U.S. Mortgage Funds Average          10.05%   5.90%    7.93%

AVERAGE ANNUAL TOTAL RETURNS take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970731 19970819 100512 S00000000000001
             Mortgage Secs -Initial Cl   SB Mortgage
             00040                       SB005
  1987/07/31      10000.00                    10000.00
  1987/08/31       9967.99                     9954.81
  1987/09/30       9716.36                     9725.84
  1987/10/31      10004.28                    10044.81
  1987/11/30      10099.69                    10186.41
  1987/12/31      10227.48                    10305.04
  1988/01/31      10571.43                    10704.98
  1988/02/29      10685.42                    10833.40
  1988/03/31      10622.10                    10753.18
  1988/04/30      10556.36                    10686.15
  1988/05/31      10512.46                    10662.80
  1988/06/30      10722.84                    10930.93
  1988/07/31      10697.37                    10897.42
  1988/08/31      10710.95                    10920.39
  1988/09/30      10926.37                    11180.24
  1988/10/31      11131.14                    11434.81
  1988/11/30      10983.96                    11270.62
  1988/12/31      10914.47                    11212.25
  1989/01/31      11112.51                    11423.14
  1989/02/28      11053.67                    11336.52
  1989/03/31      11075.51                    11339.53
  1989/04/30      11279.96                    11539.50
  1989/05/31      11546.92                    11918.36
  1989/06/30      11826.37                    12221.51
  1989/07/31      12038.13                    12511.49
  1989/08/31      11910.98                    12326.96
  1989/09/30      11962.98                    12412.82
  1989/10/31      12200.25                    12702.79
  1989/11/30      12317.82                    12840.25
  1989/12/31      12402.72                    12911.80
  1990/01/31      12288.46                    12818.41
  1990/02/28      12370.32                    12870.38
  1990/03/31      12380.04                    12922.72
  1990/04/30      12272.95                    12802.59
  1990/05/31      12629.75                    13191.99
  1990/06/30      12812.84                    13410.03
  1990/07/31      12999.05                    13637.87
  1990/08/31      12964.67                    13525.65
  1990/09/30      13033.88                    13635.23
  1990/10/31      13167.40                    13778.34
  1990/11/30      13455.52                    14085.64
  1990/12/31      13687.62                    14317.99
  1991/01/31      13829.66                    14527.00
  1991/02/28      13918.20                    14619.27
  1991/03/31      14011.81                    14725.84
  1991/04/30      14163.49                    14879.49
  1991/05/31      14237.12                    15008.29
  1991/06/30      14272.73                    15024.48
  1991/07/31      14477.73                    15278.30
  1991/08/31      14754.40                    15558.48
  1991/09/30      14984.74                    15857.50
  1991/10/31      15161.86                    16102.66
  1991/11/30      15254.55                    16213.00
  1991/12/31      15550.89                    16558.71
  1992/01/31      15476.08                    16390.37
  1992/02/29      15630.07                    16544.40
  1992/03/31      15522.06                    16471.34
  1992/04/30      15667.58                    16621.98
  1992/05/31      15926.18                    16930.41
  1992/06/30      16094.92                    17137.15
  1992/07/31      16067.30                    17273.86
  1992/08/31      16171.23                    17506.59
  1992/09/30      16272.75                    17642.16
  1992/10/31      16110.93                    17493.79
  1992/11/30      16188.80                    17566.09
  1992/12/31      16398.88                    17780.00
  1993/01/31      16548.50                    18024.78
  1993/02/28      16690.23                    18191.23
  1993/03/31      16799.22                    18300.07
  1993/04/30      16916.50                    18423.59
  1993/05/31      16966.59                    18507.95
  1993/06/30      17173.57                    18687.96
  1993/07/31      17267.97                    18765.53
  1993/08/31      17300.12                    18842.74
  1993/09/30      17337.91                    18858.93
  1993/10/31      17368.75                    18922.20
  1993/11/30      17332.45                    18888.68
  1993/12/31      17499.73                    19030.65
  1994/01/31      17660.89                    19221.96
  1994/02/28      17567.76                    19101.83
  1994/03/31      17368.67                    18630.71
  1994/04/30      17292.58                    18513.22
  1994/05/31      17439.79                    18575.73
  1994/06/30      17529.05                    18529.79
  1994/07/31      17809.27                    18891.32
  1994/08/31      17889.06                    18930.10
  1994/09/30      17695.16                    18676.66
  1994/10/31      17731.09                    18671.76
  1994/11/30      17713.40                    18604.73
  1994/12/31      17839.51                    18758.76
  1995/01/31      18176.79                    19178.65
  1995/02/28      18583.72                    19667.47
  1995/03/31      18662.58                    19747.68
  1995/04/30      18956.81                    20012.43
  1995/05/31      19553.27                    20660.92
  1995/06/30      19702.44                    20770.51
  1995/07/31      19747.19                    20811.93
  1995/08/31      19990.85                    21002.86
  1995/09/30      20197.51                    21190.78
  1995/10/31      20422.18                    21385.86
  1995/11/30      20648.30                    21636.66
  1995/12/31      20875.78                    21904.42
  1996/01/31      21046.69                    22072.38
  1996/02/29      20912.59                    21897.27
  1996/03/31      20836.72                    21823.08
  1996/04/30      20793.28                    21722.15
  1996/05/31      20712.78                    21693.91
  1996/06/30      20998.62                    21970.70
  1996/07/31      21073.61                    22058.07
  1996/08/31      21068.96                    22061.84
  1996/09/30      21402.40                    22432.78
  1996/10/31      21798.41                    22868.49
  1996/11/30      22135.19                    23183.32
  1996/12/31      22010.37                    23080.89
  1997/01/31      22148.12                    23276.72
  1997/02/28      22220.32                    23301.95
  1997/03/31      22011.98                    23109.14
  1997/04/30      22355.14                    23460.50
  1997/05/31      22575.67                    23679.30
  1997/06/30      22840.07                    23951.95
  1997/07/31      23253.16                    24395.19
IMATRL PRASUN   SHR__CHT 19970731 19970819 100515 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Mortgage Securities Fund ("Initial Class") on July 31, 1987. As the chart shows, by July 31, 1997, the value of the investment would have grown to $23,253 - a 132.53% increase on the initial investment. For comparison, look at how the Salomon Brothers Mortgage Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,395 - a 143.95% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
TOTAL RETURN COMPONENTS
                         YEARS ENDED JULY 31,

                  1997   1996                   1995   1994   1993   1992


Dividend return                     6.77%    6.81%    7.46%    5.52%    6.73%   7.64%

Capital appreciation return          3.57%   -0.09%    3.42%   -2.39%   0.74%    3.34%

Total return                        10.34%   6.72%    10.88%   3.13%    7.47%   10.98%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED JULY 31, 1997    PAST 1        PAST 6         PAST 1
                               MONTH         MONTHS         YEAR

Dividends per share            5.73(cents)   34.10(cents)   68.86(cents)

Annualized dividend rate       6.13%         6.34%          6.35%

30-day annualized yield        6.41%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.00 over the past one month, $10.85 over the past six months and $10.84 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A favorable inflation backdrop
steadied fears of higher interest
rates, buoying the U.S. taxable
bond market for the 12 months that
ended July 31, 1997. The Lehman
Brothers Aggregate Bond Index -
a broad measure of the U.S.
taxable bond market - returned
10.76% over the period. For the
first eight months of the period,
bonds suffered from increasing
expectations of economic growth
and inflation. In his February
testimony before Congress,
Federal Reserve Board Chairman
Alan Greenspan indicated that the
Fed was inclined to raise the rate
banks charge each other for
overnight loans - known as the
fed funds target rate - to head off
inflation that might be caused by a
tight labor market. On March 25,
the Fed followed through by
raising the target rate by 0.25% to
5.50%. However, this move largely
had been priced into the market.
Weakening economic and inflation
signals - combined with the Fed's
shift to a more favorable stance
indicating no intention to raise
rates in the short term - helped
spark a rally in all debt markets
from April through the end of the
period. Relative interest-rate
stability provided a positive setting
for mortgage-backed securities.
For the 12 months that ended July
31, 1997, the Salomon Brothers
Mortgage Index returned 10.60%.
Sustained economic growth and
demand from yield-hungry
investors helped corporate bonds,
with the Lehman Brothers
Corporate Bond Index returning
12.55% over the same period.
NOTE TO SHAREHOLDERS: The following is an interview with Thomas Silvia, who co-manages Fidelity Advisor Mortgage Securities Fund with Kevin Grant. On October 1, 1997, Silvia will become the sole Portfolio Manager of the fund.
Q. HOW DID THE FUND PERFORM, TOM?
A. For the 12 months that ended July 31, 1997, the fund's Initial Class shares returned 10.34%. During the same period, the U.S. mortgage funds average, according to Lipper Analytical Services, returned 10.05% and the Salomon Brothers Mortgage Index returned 10.60%.
Q. WHAT HELPED THE FUND'S
PERFORMANCE DURING THE PERIOD?
A. We continued to get good performance from our small position in commercial mortgage-backed securities - bonds issued and backed by office buildings, shopping malls and multi-housing structures. These investments produced stronger returns than were generated by the overall mortgage market. In addition, the fund was overweighted relative to the index in 30-year Fannie Mae (Federal National Mortgage Association) discount bonds, which are priced below par, and current-coupon bonds, which are mortgage securities that pay a similar coupon - or periodic interest payment - as those being created at the current market rate. These securities outperformed comparable 30-year Ginnie Mae (Government National Mortgage Association) bonds and 15-year mortgage-backed securities during the period.
Q. WHAT FACTORS IN THE MORTGAGE MARKET AFFECTED THE FUND'S PERFORMANCE?
A. The mortgage market benefited greatly from a period of relatively stable interest rates. For example, the yield on a 10-year Treasury has lingered in a range of 6% to 7% for about 18 months - a small fluctuation compared to the range we've seen over the past 10 years. A calm interest-rate environment reduces the largest source of risk for mortgage securities - prepayments. For instance, when interest rates decline, mortgage holders are likely to refinance their debt at a lower rate. This hurts mortgage investors because they are forced to reinvest at a lower interest rate. On the other hand, when interest rates are steady, the risk of prepayments declines. This has been the case for the past 12 months and, as a result, the mortgage sector was one of the best-performing categories of the bond market.
Q. WHICH AREAS OF THE MORTGAGE MARKET DID YOU TARGET?
A. We retained a small position in commercial mortgage-backed securities, which was more of a selective investment in a few particular bonds than an overall sector allocation. The fund also maintained a slightly underweighted position relative to the index in balloon mortgages. Overall, the strong performance of the mortgage market during the period reduced the number of attractive investment opportunities. The reward for taking on risk was low, so it was a time to hold more liquid securities and keep the fund's portfolio relatively close to the allocations in the fund's benchmark index - the Salomon Brothers Mortgage Index.
Q. DID THE FUND'S RELATIVELY SMALL POSITION IN BALLOON MORTGAGES HELP THE
FUND?
A. Balloons are mortgages that are constructed with a typical 30-year amortization schedule, but differ from the standard mortgage in that the homeowner agrees to pay the outstanding balance on a specified - or balloon
- date, usually within five or seven years of issuance. The stable interest-rate environment benefited the 30-year sector the most, the 15-year sector the second most, and the balloon sector the least. Consequently, the fund benefited from not having a significant position in balloons during the period.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. I think the reduced number of attractive investment alternatives in the mortgage market was the biggest disappointment. The fund has typically done its best when the market goes through a dramatic change. That's because our value-driven, bottom-up security selection process allows us to capitalize on larger and more frequent misvaluations in the mortgage market. When everything is trading in so tight a range, there aren't many changes in values or prepayment options to affect the cash flows of bonds. Therefore, in a relatively stable environment, we are not able to take advantage of our research and trading skills to the same degree.
Q. WHAT'S YOUR OUTLOOK FOR THE MORTGAGE MARKET?
A. At the end of the period, we hit a 6% yield on the 10-year Treasury, which leaves the mortgage market on a cliff. If yields drop below 6%, it will be an attractive environment for homeowners to refinance and prepay their mortgages. This likely would cause the mortgage sector to underperform other types of bonds. On the other hand, if interest rates remain stable, the mortgage market should continue to perform well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
by investing in mortgage
securities of all kinds
START DATE: December 31,
1984
SIZE: as of July 31, 1997,
more than $533 million
MANAGER: Thomas Silvia,
co-managed since February
1997; joined Fidelity in 1993
(checkmark)
THOMAS SILVIA ON HIS
INVESTMENT STRATEGY:
"The fund's overall market risk
will be targeted to its
benchmark, the Salomon
Brothers Mortgage Index. I
look to add incremental return
by the use of a value-driven,
bottom-up approach to finding
individual mortgage-backed
securities that offer higher
expected returns or
potentially better price
performance than securities
in the benchmark. This
approach takes advantage of
the skills offered by our
quantitative research group,
as well as our trading desk. In
addition, I will continue to look
for opportunities outside of
the fund's benchmark, such
as commercial
mortgage-backed securities."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JULY 31, 1997
                % OF FUND'S    % OF FUND'S INVESTMENTS
                INVESTMENTS    6 MONTHS AGO

 Less than 5%    0.1            0.1

 5 -  5.99%      4.7            6.2

 6 -  6.99%      25.7           29.3

 7 -  7.99%      27.0           30.7

 8 -  8.99%      20.2           12.2

 9 -  9.99%      6.6            4.0

10 - 10.99%      3.5            4.4

11% and over     2.3            3.0

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING REPURCHASE AGREEMENTS.
AVERAGE YEARS TO MATURITY AS OF JULY 31, 1997
               6 MONTHS AGO

Years    5.8    6.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1997
               6 MONTHS AGO

Years    3.2    4.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1997 AS OF JANUARY 31, 1997
Row: 1, Col: 1, Value: 9.800000000000001
Row: 1, Col: 2, Value: 2.9
Row: 1, Col: 3, Value: 87.3
Mortgage-backed
securities 87.6%
CMOs and
other mortgage
related securities 2.3%
Short-term
investments 10.1%
Mortgage-backed
securities 87.3%
CMOs and
other mortgage
related securities 2.8%
Short-term
investments 9.9%
Row: 1, Col: 1, Value: 10.1
Row: 1, Col: 2, Value: 2.3
Row: 1, Col: 3, Value: 87.59999999999999

INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 87.3%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.7%
5%, 7/1/10  $ 4,019,563 $ 3,795,975
6 1/2%, 1/1/24 to 7/1/24  4,480,017  4,411,427
7%, 5/1/99 to 8/1/12  16,562,905  16,757,226
7 1/2%, 10/1/11 to 7/1/12  35,640,019  36,482,404
7 1/2%, 8/1/27 (e)  3,500,000  3,561,250
8%, 10/1/07 to 12/1/18  767,774  794,814
8 1/2%, 11/1/03 to 1/1/20  2,437,117  2,554,427
9%, 9/1/08 to 5/1/21  11,954,777  12,802,489
10%, 1/1/09 to 5/1/19  2,502,185  2,726,412
10 1/2%, 8/1/10 to 12/1/20  2,723,982  3,011,806
11 1/2%, 4/1/12  111,151  124,061
11 3/4%, 6/1/11  69,701  78,657
12 1/4%, 6/1/14 to 7/1/15  314,042  360,277
12 1/2%, 5/1/12 to 4/1/15  1,236,677  1,428,593
12 3/4%, 6/1/05 to 3/1/15  204,003  229,242
13%, 1/1/11 to 6/1/15  1,855,544  2,187,117
  91,306,177

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 40.1%
5 1/2%, 11/1/08 to 5/1/26  24,273,187  23,420,456
6%, 4/1/00 to 5/1/26  87,078,670  84,355,052
6 1/2%, 9/1/10 to 4/1/26  56,791,751  55,821,852
7%, 2/1/24 to 5/1/27  31,698,840  31,684,095
7 1/2%, 3/1/22 to 12/1/22  3,449,394  3,527,311
8%, 1/1/07 to 8/1/27 (e)  15,806,073  16,257,924
8 1/4%, 1/1/13  132,558  137,062
8 1/2%, 11/1/03 to 11/1/18  2,059,489  2,137,174
8 3/4%, 11/1/08 to 7/1/09  296,023  307,877
9%, 1/1/08 to 2/1/13  1,034,999  1,084,078
9 1/2%, 5/1/07 to 8/1/22  8,581,420  9,131,717
11%, 12/1/02 to 8/1/10  2,741,172  3,009,758
12 1/4%, 5/1/13 to 6/1/15  542,105  616,601
12 1/2%, 10/1/13 to 3/1/16  724,646  839,914
12 3/4%, 6/1/13 to 7/1/15  379,431  436,032
13 1/2%, 9/1/13 to 12/1/14  192,548  229,229
14%, 5/1/12 to 11/1/14  64,062  76,803
  233,072,935

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 31.5%
7%, 10/15/22 to 11/15/23 $ 3,665,261 $ 3,683,818
7 1/2%, 7/15/05 to 2/15/27  57,751,910  58,851,736
8%, 4/15/02 to 7/15/27  31,473,025  32,528,616
8 1/2%, 7/15/16 to 8/15/27  54,893,289  57,361,674
9%, 10/15/04 to 4/15/18  6,255,677  6,703,581
9 1/2%, 6/15/09 to 7/15/22  5,351,496  5,776,000
10%, 12/15/17 to 1/15/26  11,883,595  13,152,300
10 1/2%, 11/15/97 to 2/15/18  1,488,065  1,634,033
11%, 1/15/10 to 8/15/17  3,092,191  3,529,873
11 1/2%, 10/15/10 to 7/15/18   98,587  112,208
13%, 10/15/13  104,463  123,952
13 1/2%, 7/15/11 to 10/15/14  97,226  116,364
  183,574,155
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $498,582,159)   507,953,267
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
U.S. GOVERNMENT AGENCY - 0.0%
Federal Home Loan Mortgage Corporation
sequential pay Series 1353 Class A,
5 1/2%, 11/15/04 (Cost $122,226)  131,183  130,404
COMMERCIAL MORTGAGE SECURITIES - 2.7%
Merrill Lynch Mortgage Investors, Inc. Series 1994-M1
Class A, 8.1239%, 6/25/22 (d)  5,285,305  5,334,029
Structured Asset Securities Corp. commercial Series 1992-M1
Class C, 7.05%, 11/25/02  3,192,522  2,906,006
SASCO 1997-N1 LLC Series 1997-N1 Class C,
6.055%, 9/25/28 (b)  5,000,000  5,000,000
SML, Inc. commercial Series 1994-C1
Class C, 9.20%, 9/18/99 (a)  3,280,000  2,693,700
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,720,222)   15,933,735
COMPLEX MORTGAGE SECURITIES - 0.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
INTEREST ONLY STRIPS - 0.1%
SML, Inc. commercial Series 1994-C1
Class S, 0.81% 9/18/99 (c) (Cost $749,264) $ 51,554,000 $ 612,204
CASH EQUIVALENTS - 9.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.77%, dated
7/31/97 due 8/1/97 $ 57,639,237  57,630,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $571,803,871)  $ 582,259,610
LEGEND
1. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
SML, Inc.
commercial Series
1994-C1 Class C,
9.20%, 9/18/99  8/11/94  $2,132,820
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,000,000 or 0.9% of net assets.
3. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. Security purchased on delayed delivery basis (See Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $571,956,866. Net unrealized appreciation aggregated $10,302,744, of which $11,091,982 related to appreciated investment securities and $789,238 related to depreciated investment securities.
The fund hereby designates approximately $544,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

Investment in securities, at value (including repurchase                   $ 582,259,610
agreements of $57,630,000) (cost $571,803,871) -
See accompanying schedule

Cash                                                                        115

Receivable for investments sold                                             251,870

Interest receivable                                                         3,066,107

Prepaid expenses                                                            44,595

 TOTAL ASSETS                                                               585,622,297

LIABILITIES

Payable for investments purchased                           $ 30,194,142
Regular Delivery

 Delayed Delivery                                            19,626,894

Payable for fund shares redeemed                             1,026,148

Distributions payable                                        515,582

Accrued management fee                                       187,169

Distribution fees payable                                    3,034

Other payables and accrued expenses                          177,203

 TOTAL LIABILITIES                                                          51,730,172

NET ASSETS                                                                 $ 533,892,125

Net Assets consist of:

Paid in capital                                                            $ 519,208,290

Undistributed net investment income                                         230,506

Accumulated undistributed net realized gain (loss)                          3,997,590
on investments

Net unrealized appreciation (depreciation) on                               10,455,739
investments

NET ASSETS                                                                 $ 533,892,125


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 JULY 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $11.05
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,585,920 (divided by) 143,564 shares)

Maximum offering price per share (100/95.75 of $11.05)             $11.54

CLASS T:                                                           $11.05
NET ASSET VALUE and redemption price per share
 ($12,192,905 (divided by) 1,103,680 shares)

Maximum offering price per share (100/96.50 of $11.05)             $11.45

CLASS B:                                                           $11.04
NET ASSET VALUE and offering price per share
 ($823,411 (divided by) 74,578 shares) A

INITIAL CLASS:                                                     $11.05
NET ASSET VALUE, offering price and redemption price per share ($506,112,493 (divided by) 45,796,695 shares)

INSTITUTIONAL CLASS:                                               $11.04
NET ASSET VALUE, offering price and redemption price per share ($13,177,396 (divided by) 1,193,472 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1997

INVESTMENT INCOME                                                        $ 35,932,141
Interest

EXPENSES

Management fee                                             $ 2,273,788

Transfer agent fees                                         1,034,760

Distribution fees                                           4,506

Accounting fees and expenses                                208,321

Non-interested trustees' compensation                       9,585

Custodian fees and expenses                                 79,667

Registration fees                                           75,411

Audit                                                       83,730

Legal                                                       17,684

Miscellaneous                                               4,396

 Total expenses before reductions                           3,791,848

 Expense reductions                                         (52,945)      3,738,903

NET INVESTMENT INCOME                                                     32,193,238

REALIZED AND UNREALIZED GAIN (LOSS)                                       4,296,274
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   14,164,021
investment securities

NET GAIN (LOSS)                                                           18,460,295

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 50,653,533
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          JULY 31,        JULY 31,
                                                          1997            1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 32,193,238    $ 31,763,051
Net investment income

 Net realized gain (loss)                                  4,296,274       8,694,701

 Change in net unrealized appreciation (depreciation)      14,164,021      (11,251,245)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           50,653,533      29,206,507
FROM OPERATIONS

Distributions to shareholders                              (32,649,725)    (31,178,449)
From net investment income

 From net realized gain                                    (5,039,533)     (4,055,960)

 TOTAL DISTRIBUTIONS                                       (37,689,258)    (35,234,409)

Share transactions - net increase (decrease)               32,765,543      77,949,164

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  45,729,818      71,921,262

NET ASSETS

 Beginning of period                                       488,162,307     416,241,045

 End of period (including undistributed net investment    $ 533,892,125   $ 488,162,307
income of $230,506 and $922,675, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      JULY 31,

      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.830

Income from Investment Operations

 Net investment income                                   .268 F

 Net realized and unrealized gain (loss)                 .224

 Total from investment operations                        .492

Less Distributions

 From net investment income                              (.272)

Net asset value, end of period                          $ 11.050

TOTAL RETURN B, C                                        4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,586

Ratio of expenses to average net assets                  .90% A,
                                                         D

Ratio of net investment income to average net assets     6.09% A

Portfolio turnover rate                                  149%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T
      YEAR ENDED
      JULY 31,

      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.830

Income from Investment Operations

 Net investment income                                   .255 F

 Net realized and unrealized gain (loss)                 .233

 Total from investment operations                        .488

Less Distributions

 From net investment income                              (.268)

Net asset value, end of period                          $ 11.050

TOTAL RETURN B, C                                        4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 12,193

Ratio of expenses to average net assets                  1.00% A,
                                                         D

Ratio of net investment income to average net assets     5.99% A

Portfolio turnover rate                                  149%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS B
      YEAR ENDED
      JULY 31,

      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.830

Income from Investment Operations

 Net investment income                                   .234 F

 Net realized and unrealized gain (loss)                 .214

 Total from investment operations                        .448

Less Distributions

 From net investment income                              (.238)

Net asset value, end of period                          $ 11.040

TOTAL RETURN B, C                                        4.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 823

Ratio of expenses to average net assets                  1.65% A,
                                                         D

Ratio of net investment income to average net assets     5.34% A

Portfolio turnover rate                                  149%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                  YEARS ENDED JULY 31,

                                  1997                   1996        1995        1994 C      1993

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 10.780               $ 10.890    $ 10.580    $ 10.910    $ 10.830
of period

Income from Investment
Operations

 Net investment income             .678 D                 .729        .772        .570        .788

 Net realized and                  .391                   (.015)      .325        (.242)      (.007)
 unrealized gain (loss)

 Total from investment             1.069                  .714        1.097       .328        .781
 operations

Less Distributions

 From net investment income        (.689)                 (.724)      (.737)      (.588)      (.701)

 From net realized gain            (.110)                 (.100)      -           (.040)      -

 In excess of net realized         -                      -           (.050)      (.030)      -
gain

 Total distributions               (.799)                 (.824)      (.787)      (.658)      (.701)

Net asset value, end of period    $ 11.050               $ 10.780    $ 10.890    $ 10.580    $ 10.910

TOTAL RETURN B                     10.34%                 6.72%       10.88%      3.13%       7.47%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 506,113              $ 488,162   $ 416,241   $ 365,801   $ 419,467
(000 omitted)

Ratio of expenses to average       .73%                   .74%        .77%        .79%        .76%
net assets

Ratio of expenses to average       .73%                   .73%        .77%        .79%        .76%
net assets after expense                                 A
reductions

Ratio of net investment income     6.26%                  6.75%       7.37%       6.73%       7.18%

to average net assets

Portfolio turnover rate            149%                   221%        329%        563%        278%


A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEAR ENDED
      JULY 31,

      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 10.830

Income from Investment Operations

 Net investment income                                               .263 F

 Net realized and unrealized gain (loss)                             .226

 Total from investment operations                                    .489

Less Distributions

 From net interest income                                            (.279)

Net asset value, end of period                                      $ 11.040

TOTAL RETURN B, C                                                    4.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 13,177

Ratio of expenses to average net assets                              .75% A,
                                                                     D

Ratio of expenses to average net assets after expense reductions     .70% A,
                                                                     G

Ratio of net investment income to average net assets                 6.29% A

Portfolio turnover rate                                              149%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On March 14, 1996, the Board of Trustees approved the transfer of the fund to the Fidelity Advisor product line. The Board of Trustees also approved the creation of Class A, Class T, Class B and Institutional Class shares. Offering of new classes commenced on March 3, 1997. Prior to March 3, 1997, the fund offered one class of shares, Fidelity Mortgage Securities Fund ("Initial Class") (formerly Fidelity Mortgage Securities Fund).
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities)for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A, Class T, Class B, and Institutional Class and shares of those classes for distribution under federal and state securities law. These expenses are borne by those classes and amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED
interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,693,700 or 0.5% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $790,852,390 and $747,620,591, respectively, of which U.S. government and government agency obligations aggregated $780,486,825 and $743,935,902 respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ 530     $ 530

CLASS T     2,602     2,602

CLASS B     1,374     1,374

           $ 4,506   $ 4,506

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 4.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 7,090    $ 7,023

CLASS T     9,662      7,492

CLASS B     0          0 *

           $ 16,752   $ 14,515

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC *    $ 789          .22% **

CLASS T                 FIIOC *     1,513         .14% **

CLASS B                 FIIOC *     881           .57% **

INITIAL CLASS            FSC *      1,028,957     .20%

INSTITUTIONAL CLASS     FIIOC *     2,620         .21% **

                                   $ 1,034,760

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AND FIDELITY SERVICE COMPANY, INC. (FSC), AFFILIATES OF FMR.
** ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                 .90%         $ 10,408

CLASS T                 1.00%         10,413

CLASS B                 1.65%         10,927

INSTITUTIONAL CLASS     .75%          12,094

                                     $ 43,842

5. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $8,474 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

INSTITUTIONAL CLASS    $ 629

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                              YEAR ENDED     YEAR ENDED
                              JULY 31,       JULY 31,
                              1997 A         1996

CLASS A

From net investment income    $ 21,750       $ -

CLASS T

From net investment income    $ 64,445       $ -

CLASS B

From net investment income    $ 8,241        $ -

INITIAL CLASS

From net investment income    $ 32,474,399   $ 31,178,449

From net realized gain         5,039,533      4,055,960

Total                         $ 37,513,932   $ 35,234,409


INSTITUTIONAL CLASS

From net investment income    $ 80,890       $ -

                              $ 37,689,258   $ 35,234,409

A DISTRIBUTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                           SHARES                          DOLLARS

                           YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                           JULY 31,        JULY 31,        JULY 31,         JULY 31,

                           1997 A          1996            1997 A           1996



CLASS A                     141,575         -              $ 1,531,983      $ -
Shares sold

Reinvestment of             1,989           -               21,750           -
distributions

Net increase (decrease)     143,564         -              $ 1,553,733      $ -

CLASS T                     1,114,285       -              $ 12,183,453     $ -
Shares sold

Reinvestment of             5,597           -               61,712           -
distributions

Shares redeemed             (16,202)        -               (177,848)        -

Net increase (decrease)     1,103,680       -              $ 12,067,317     $ -

CLASS B                     73,891          -              $ 801,025        $ -
Shares sold

Reinvestment of             687             -               7,506            -
distributions

Net increase (decrease)     74,578          -              $ 808,531        $ -

INITIAL CLASS               14,636,021      24,584,693     $ 158,564,289    $ 268,954,246
Shares sold

Reinvestment of             2,769,613       2,644,498       29,925,102       28,910,230
distributions

Shares redeemed             (16,911,618)    (20,139,279)    (183,183,589)    (219,915,312)

Net increase (decrease)     494,016         7,089,912      $ 5,305,802      $ 77,949,164

INSTITUTIONAL CLASS         1,216,421       -              $ 13,282,379     $ -
Shares sold

Reinvestment of             3,516           -               38,560           -
distributions

Shares redeemed             (26,465)        -               (290,779)        -

Net increase (decrease)     1,193,472       -              $ 13,030,160     $ -


A SHARE TRANSACTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 10,398

CLASS T                 11,098

CLASS B                 10,398

INITIAL CLASS           31,365

INSTITUTIONAL CLASS     12,152

                       $ 75,411

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Advisor Mortgage Securities Fund (formerly Fidelity Mortgage Securities
Fund):
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (formerly Fidelity Mortgage Securities Fund) (a fund of Fidelity Income Fund) at July 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
/s/ PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
September 18, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Mortgage Securities Fund (formerly Fidelity Mortgage Securities Fund) voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 9/8/97 9/5/97 - $.08
Class T 9/8/97 9/5/97 - $.08
Class B 9/8/97 9/5/97 - $.08
Initial Class 9/8/97 9/5/97 - $.08
Institutional Class 9/8/97 9/5/97 - $.08
A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

MORTGAGE SECURITIES
FUND - CLASS A, CLASS T AND CLASS B
ANNUAL REPORT
JULY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                15   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       18   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              19   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    31   Notes to the financial statements.

REPORT OF INDEPENDENT    39   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            40


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE
YOU INVEST OR
SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first seven months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 30% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the past seven months, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MORTGAGE SECURITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on March 3, 1997. Class A shares bear a 0.15% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Effective August 1, 1997, the maximum 4.25% sales charge on Class A shares was increased to 4.75%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1997                       PAST 1   PAST 5   PAST 10
                                                  YEAR     YEARS    YEARS

Advisor Mortgage Securities Fund - Class          10.25%   44.60%   132.33%
A

Advisor Mortgage Securities Fund - Class          5.01%    37.73%   121.29%
A  (incl. max. 4.75% sales charge) 1

Salomon Brothers Mortgage Index                   10.60%   41.23%   143.95%

U.S. Mortgage Funds Average                       10.05%   33.27%   114.95%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Salomon Brothers Mortgage Index
- a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Class A's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 59 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1997                   PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Advisor Mortgage Securities Fund - Class A    10.25%   7.65%    8.80%

Advisor Mortgage Securities Fund - Class A    5.01%    6.61%    8.27%
 (incl. max. 4.75% sales charge) 1

Salomon Brothers Mortgage Index               10.60%   7.15%    9.33%

U.S. Mortgage Funds Average                   10.05%   5.90%    7.93%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

1 HAD THE FORMER 4.25% SALES CHARGE BEEN REFLECTED, THE CUMULATIVE AND AVERAGE ANNUAL RETURNS WOULD HAVE BEEN 5.56% AND 5.56% FOR THE PAST ONE YEAR, 38.45% AND 6.72% FOR THE PAST FIVE YEARS, AND 122.45% AND 8.32% FOR THE PAST 10 YEARS.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970731 19970814 163119 S00000000000001
             FA Mortgage Sec -CL A       SB Mortgage
             00237                       SB005
  1987/07/31       9525.00                    10000.00
  1987/08/31       9494.51                     9954.81
  1987/09/30       9254.84                     9725.84
  1987/10/31       9529.08                    10044.81
  1987/11/30       9619.96                    10186.41
  1987/12/31       9741.67                    10305.04
  1988/01/31      10069.28                    10704.98
  1988/02/29      10177.87                    10833.40
  1988/03/31      10117.55                    10753.18
  1988/04/30      10054.93                    10686.15
  1988/05/31      10013.12                    10662.80
  1988/06/30      10213.51                    10930.93
  1988/07/31      10189.24                    10897.42
  1988/08/31      10202.18                    10920.39
  1988/09/30      10407.37                    11180.24
  1988/10/31      10602.41                    11434.81
  1988/11/30      10462.22                    11270.62
  1988/12/31      10396.03                    11212.25
  1989/01/31      10584.67                    11423.14
  1989/02/28      10528.62                    11336.52
  1989/03/31      10549.42                    11339.53
  1989/04/30      10744.16                    11539.50
  1989/05/31      10998.45                    11918.36
  1989/06/30      11264.62                    12221.51
  1989/07/31      11466.32                    12511.49
  1989/08/31      11345.20                    12326.96
  1989/09/30      11394.74                    12412.82
  1989/10/31      11620.74                    12702.79
  1989/11/30      11732.72                    12840.25
  1989/12/31      11813.59                    12911.80
  1990/01/31      11704.76                    12818.41
  1990/02/28      11782.73                    12870.38
  1990/03/31      11791.98                    12922.72
  1990/04/30      11689.99                    12802.59
  1990/05/31      12029.84                    13191.99
  1990/06/30      12204.23                    13410.03
  1990/07/31      12381.60                    13637.87
  1990/08/31      12348.85                    13525.65
  1990/09/30      12414.77                    13635.23
  1990/10/31      12541.95                    13778.34
  1990/11/30      12816.39                    14085.64
  1990/12/31      13037.46                    14317.99
  1991/01/31      13172.75                    14527.00
  1991/02/28      13257.08                    14619.27
  1991/03/31      13346.25                    14725.84
  1991/04/30      13490.73                    14879.49
  1991/05/31      13560.86                    15008.29
  1991/06/30      13594.77                    15024.48
  1991/07/31      13790.04                    15278.30
  1991/08/31      14053.57                    15558.48
  1991/09/30      14272.96                    15857.50
  1991/10/31      14441.67                    16102.66
  1991/11/30      14529.96                    16213.00
  1991/12/31      14812.22                    16558.71
  1992/01/31      14740.97                    16390.37
  1992/02/29      14887.64                    16544.40
  1992/03/31      14784.76                    16471.34
  1992/04/30      14923.37                    16621.98
  1992/05/31      15169.68                    16930.41
  1992/06/30      15330.41                    17137.15
  1992/07/31      15304.10                    17273.86
  1992/08/31      15403.09                    17506.59
  1992/09/30      15499.79                    17642.16
  1992/10/31      15345.66                    17493.79
  1992/11/30      15419.83                    17566.09
  1992/12/31      15619.94                    17780.00
  1993/01/31      15762.44                    18024.78
  1993/02/28      15897.44                    18191.23
  1993/03/31      16001.26                    18300.07
  1993/04/30      16112.97                    18423.59
  1993/05/31      16160.67                    18507.95
  1993/06/30      16357.82                    18687.96
  1993/07/31      16447.74                    18765.53
  1993/08/31      16478.36                    18842.74
  1993/09/30      16514.36                    18858.93
  1993/10/31      16543.74                    18922.20
  1993/11/30      16509.16                    18888.68
  1993/12/31      16668.50                    19030.65
  1994/01/31      16822.00                    19221.96
  1994/02/28      16733.29                    19101.83
  1994/03/31      16543.66                    18630.71
  1994/04/30      16471.19                    18513.22
  1994/05/31      16611.40                    18575.73
  1994/06/30      16696.42                    18529.79
  1994/07/31      16963.33                    18891.32
  1994/08/31      17039.33                    18930.10
  1994/09/30      16854.64                    18676.66
  1994/10/31      16888.87                    18671.76
  1994/11/30      16872.02                    18604.73
  1994/12/31      16992.14                    18758.76
  1995/01/31      17313.39                    19178.65
  1995/02/28      17700.99                    19667.47
  1995/03/31      17776.11                    19747.68
  1995/04/30      18056.36                    20012.43
  1995/05/31      18624.49                    20660.92
  1995/06/30      18766.57                    20770.51
  1995/07/31      18809.19                    20811.93
  1995/08/31      19041.29                    21002.86
  1995/09/30      19238.12                    21190.78
  1995/10/31      19452.13                    21385.86
  1995/11/30      19667.50                    21636.66
  1995/12/31      19884.18                    21904.42
  1996/01/31      20046.97                    22072.38
  1996/02/29      19919.24                    21897.27
  1996/03/31      19846.97                    21823.08
  1996/04/30      19805.60                    21722.15
  1996/05/31      19728.92                    21693.91
  1996/06/30      20001.19                    21970.70
  1996/07/31      20072.61                    22058.07
  1996/08/31      20068.18                    22061.84
  1996/09/30      20385.79                    22432.78
  1996/10/31      20762.99                    22868.49
  1996/11/30      21083.77                    23183.32
  1996/12/31      20964.88                    23080.89
  1997/01/31      21096.09                    23276.72
  1997/02/28      21164.86                    23301.95
  1997/03/31      20959.15                    23109.14
  1997/04/30      21283.94                    23460.50
  1997/05/31      21491.13                    23679.30
  1997/06/30      21739.47                    23951.95
  1997/07/31      22129.21                    24395.19
IMATRL PRASUN   SHR__CHT 19970731 19970814 163123 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class A on July 31, 1987, and the current maximum 4.75% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $22,129 - a 121.29% increase on the initial investment. For comparison, look at how the Salomon Brothers Mortgage Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,395 - a 143.95% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
TOTAL RETURN COMPONENTS
                         YEARS ENDED JULY 31,

                  1997   1996                   1995   1994   1993   1992


Dividend return                     6.68%    6.81%    7.46%    5.52%    6.73%   7.64%

Capital appreciation return          3.57%   -0.09%    3.42%   -2.39%   0.74%    3.34%

Total return                        10.25%   6.72%    10.88%   3.13%    7.47%   10.98%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JULY 31, 1997    PAST 1        LIFE OF
                               MONTH         CLASS

Dividends per share            5.56(cents)   27.20(cents)

Annualized dividend rate       5.95%         6.07%

30-day annualized yield        n/a           -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.00 over the past one month, and $10.84 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable operating history.
ADVISOR MORTGAGE SECURITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on March 3, 1997. Class T shares bear a 0.25% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1997                       PAST 1   PAST 5   PAST 10
                                                  YEAR     YEARS    YEARS

Advisor Mortgage Securities Fund - Class          10.20%   44.54%   132.24%
T

Advisor Mortgage Securities Fund - Class          6.35%    39.48%   124.11%
T  (incl. max. 3.50% sales charge)

Salomon Brothers Mortgage Index                   10.60%   41.23%   143.95%

U.S. Mortgage Funds Average                       10.05%   33.27%   114.95%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Salomon Brothers Mortgage Index
- a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Class T's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 59 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1997                   PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Advisor Mortgage Securities Fund - Class T    10.20%   7.65%    8.79%

Advisor Mortgage Securities Fund - Class T    6.35%    6.88%    8.40%
 (incl. max. 3.50% sales charge)

Salomon Brothers Mortgage Index               10.60%   7.15%    9.33%

U.S. Mortgage Funds Average                   10.05%   5.90%    7.93%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970731 19970814 163147 S00000000000001
             FA Mortgage Sec -CL T       SB Mortgage
             00239                       SB005
  1987/07/31       9650.00                    10000.00
  1987/08/31       9619.11                     9954.81
  1987/09/30       9376.29                     9725.84
  1987/10/31       9654.13                    10044.81
  1987/11/30       9746.20                    10186.41
  1987/12/31       9869.51                    10305.04
  1988/01/31      10201.43                    10704.98
  1988/02/29      10311.43                    10833.40
  1988/03/31      10250.32                    10753.18
  1988/04/30      10186.89                    10686.15
  1988/05/31      10144.52                    10662.80
  1988/06/30      10347.54                    10930.93
  1988/07/31      10322.96                    10897.42
  1988/08/31      10336.07                    10920.39
  1988/09/30      10543.94                    11180.24
  1988/10/31      10741.55                    11434.81
  1988/11/30      10599.52                    11270.62
  1988/12/31      10532.47                    11212.25
  1989/01/31      10723.57                    11423.14
  1989/02/28      10666.79                    11336.52
  1989/03/31      10687.87                    11339.53
  1989/04/30      10885.16                    11539.50
  1989/05/31      11142.78                    11918.36
  1989/06/30      11412.45                    12221.51
  1989/07/31      11616.79                    12511.49
  1989/08/31      11494.09                    12326.96
  1989/09/30      11544.27                    12412.82
  1989/10/31      11773.25                    12702.79
  1989/11/30      11886.70                    12840.25
  1989/12/31      11968.63                    12911.80
  1990/01/31      11858.36                    12818.41
  1990/02/28      11937.36                    12870.38
  1990/03/31      11946.73                    12922.72
  1990/04/30      11843.40                    12802.59
  1990/05/31      12187.71                    13191.99
  1990/06/30      12364.39                    13410.03
  1990/07/31      12544.09                    13637.87
  1990/08/31      12510.91                    13525.65
  1990/09/30      12577.69                    13635.23
  1990/10/31      12706.54                    13778.34
  1990/11/30      12984.58                    14085.64
  1990/12/31      13208.56                    14317.99
  1991/01/31      13345.62                    14527.00
  1991/02/28      13431.06                    14619.27
  1991/03/31      13521.40                    14725.84
  1991/04/30      13667.77                    14879.49
  1991/05/31      13738.82                    15008.29
  1991/06/30      13773.18                    15024.48
  1991/07/31      13971.01                    15278.30
  1991/08/31      14238.00                    15558.48
  1991/09/30      14460.27                    15857.50
  1991/10/31      14631.20                    16102.66
  1991/11/30      14720.65                    16213.00
  1991/12/31      15006.61                    16558.71
  1992/01/31      14934.42                    16390.37
  1992/02/29      15083.02                    16544.40
  1992/03/31      14978.79                    16471.34
  1992/04/30      15119.21                    16621.98
  1992/05/31      15368.76                    16930.41
  1992/06/30      15531.60                    17137.15
  1992/07/31      15504.94                    17273.86
  1992/08/31      15605.23                    17506.59
  1992/09/30      15703.20                    17642.16
  1992/10/31      15547.05                    17493.79
  1992/11/30      15622.19                    17566.09
  1992/12/31      15824.92                    17780.00
  1993/01/31      15969.30                    18024.78
  1993/02/28      16106.07                    18191.23
  1993/03/31      16211.25                    18300.07
  1993/04/30      16324.42                    18423.59
  1993/05/31      16372.76                    18507.95
  1993/06/30      16572.49                    18687.96
  1993/07/31      16663.59                    18765.53
  1993/08/31      16694.62                    18842.74
  1993/09/30      16731.08                    18858.93
  1993/10/31      16760.85                    18922.20
  1993/11/30      16725.81                    18888.68
  1993/12/31      16887.24                    19030.65
  1994/01/31      17042.76                    19221.96
  1994/02/28      16952.89                    19101.83
  1994/03/31      16760.76                    18630.71
  1994/04/30      16687.34                    18513.22
  1994/05/31      16829.40                    18575.73
  1994/06/30      16915.54                    18529.79
  1994/07/31      17185.94                    18891.32
  1994/08/31      17262.94                    18930.10
  1994/09/30      17075.83                    18676.66
  1994/10/31      17110.50                    18671.76
  1994/11/30      17093.43                    18604.73
  1994/12/31      17215.13                    18758.76
  1995/01/31      17540.60                    19178.65
  1995/02/28      17933.29                    19667.47
  1995/03/31      18009.39                    19747.68
  1995/04/30      18293.32                    20012.43
  1995/05/31      18868.91                    20660.92
  1995/06/30      19012.85                    20770.51
  1995/07/31      19056.03                    20811.93
  1995/08/31      19291.17                    21002.86
  1995/09/30      19490.59                    21190.78
  1995/10/31      19707.41                    21385.86
  1995/11/30      19925.61                    21636.66
  1995/12/31      20145.13                    21904.42
  1996/01/31      20310.06                    22072.38
  1996/02/29      20180.65                    21897.27
  1996/03/31      20107.43                    21823.08
  1996/04/30      20065.52                    21722.15
  1996/05/31      19987.83                    21693.91
  1996/06/30      20263.67                    21970.70
  1996/07/31      20336.03                    22058.07
  1996/08/31      20331.54                    22061.84
  1996/09/30      20653.32                    22432.78
  1996/10/31      21035.47                    22868.49
  1996/11/30      21360.46                    23183.32
  1996/12/31      21240.01                    23080.89
  1997/01/31      21372.94                    23276.72
  1997/02/28      21442.61                    23301.95
  1997/03/31      21232.61                    23109.14
  1997/04/30      21559.32                    23460.50
  1997/05/31      21767.26                    23679.30
  1997/06/30      22017.44                    23951.95
  1997/07/31      22411.07                    24395.19
IMATRL PRASUN   SHR__CHT 19970731 19970814 163151 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class T on July 31, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by July 31, 1997, the value of the investment would have grown to $22,411 - a 124.11% increase on the initial investment. For comparison, look at how the Salomon Brothers Mortgage Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,395 - a 143.95% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
TOTAL RETURN COMPONENTS
                         YEARS ENDED JULY 31,

                  1997   1996                   1995   1994   1993   1992


Dividend return                     6.63%    6.81%    7.46%    5.52%    6.73%   7.64%

Capital appreciation return          3.57%   -0.09%    3.42%   -2.39%   0.74%    3.34%

Total return                        10.20%   6.72%    10.88%   3.13%    7.47%   10.98%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JULY 31, 1997    PAST 1        LIFE OF
                               MONTH         CLASS

Dividends per share            5.51(cents)   26.78(cents)

Annualized dividend rate       5.90%         5.97%

30-day annualized yield        n/a           -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.00 over the past one month, and $10.84 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class T has a longer, more stable operating history.
ADVISOR MORTGAGE SECURITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a .90% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial
Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1997                         PAST 1   PAST 5   PAST 10
                                                    YEAR     YEARS    YEARS

Advisor Mortgage Securities Fund - Class            9.81%    44.02%   131.40%
B

Advisor Mortgage Securities Fund - Class            4.81%    42.02%   131.40%
B  (incl. contingent deferred sales charge)

Salomon Brothers Mortgage Index                     10.60%   41.23%   143.95%

U.S. Mortgage Funds Average                         10.05%   33.27%   114.95%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Salomon Brothers Mortgage Index
- a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Class B's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 59 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1997                   PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Advisor Mortgage Securities Fund - Class B    9.81%    7.57%    8.75%

Advisor Mortgage Securities Fund - Class B    4.81%    7.27%    8.75%
 (incl. contingent deferred sales charge)

Salomon Brothers Mortgage Index               10.60%   7.15%    9.33%

U.S. Mortgage Funds Average                   10.05%   5.90%    7.93%

AVERAGE ANNUAL TOTAL RETURNS take the Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970731 19970814 163127 S00000000000001
             FA Mortgage Sec -CL B       SB Mortgage
             00238                       SB005
  1987/07/31      10000.00                    10000.00
  1987/08/31       9967.99                     9954.81
  1987/09/30       9716.36                     9725.84
  1987/10/31      10004.28                    10044.81
  1987/11/30      10099.69                    10186.41
  1987/12/31      10227.48                    10305.04
  1988/01/31      10571.43                    10704.98
  1988/02/29      10685.42                    10833.40
  1988/03/31      10622.10                    10753.18
  1988/04/30      10556.36                    10686.15
  1988/05/31      10512.46                    10662.80
  1988/06/30      10722.84                    10930.93
  1988/07/31      10697.37                    10897.42
  1988/08/31      10710.95                    10920.39
  1988/09/30      10926.37                    11180.24
  1988/10/31      11131.14                    11434.81
  1988/11/30      10983.96                    11270.62
  1988/12/31      10914.47                    11212.25
  1989/01/31      11112.51                    11423.14
  1989/02/28      11053.67                    11336.52
  1989/03/31      11075.51                    11339.53
  1989/04/30      11279.96                    11539.50
  1989/05/31      11546.92                    11918.36
  1989/06/30      11826.37                    12221.51
  1989/07/31      12038.13                    12511.49
  1989/08/31      11910.98                    12326.96
  1989/09/30      11962.98                    12412.82
  1989/10/31      12200.25                    12702.79
  1989/11/30      12317.82                    12840.25
  1989/12/31      12402.72                    12911.80
  1990/01/31      12288.46                    12818.41
  1990/02/28      12370.32                    12870.38
  1990/03/31      12380.04                    12922.72
  1990/04/30      12272.95                    12802.59
  1990/05/31      12629.75                    13191.99
  1990/06/30      12812.84                    13410.03
  1990/07/31      12999.05                    13637.87
  1990/08/31      12964.67                    13525.65
  1990/09/30      13033.88                    13635.23
  1990/10/31      13167.40                    13778.34
  1990/11/30      13455.52                    14085.64
  1990/12/31      13687.62                    14317.99
  1991/01/31      13829.66                    14527.00
  1991/02/28      13918.20                    14619.27
  1991/03/31      14011.81                    14725.84
  1991/04/30      14163.49                    14879.49
  1991/05/31      14237.12                    15008.29
  1991/06/30      14272.73                    15024.48
  1991/07/31      14477.73                    15278.30
  1991/08/31      14754.40                    15558.48
  1991/09/30      14984.74                    15857.50
  1991/10/31      15161.86                    16102.66
  1991/11/30      15254.55                    16213.00
  1991/12/31      15550.89                    16558.71
  1992/01/31      15476.08                    16390.37
  1992/02/29      15630.07                    16544.40
  1992/03/31      15522.06                    16471.34
  1992/04/30      15667.58                    16621.98
  1992/05/31      15926.18                    16930.41
  1992/06/30      16094.92                    17137.15
  1992/07/31      16067.30                    17273.86
  1992/08/31      16171.23                    17506.59
  1992/09/30      16272.75                    17642.16
  1992/10/31      16110.93                    17493.79
  1992/11/30      16188.80                    17566.09
  1992/12/31      16398.88                    17780.00
  1993/01/31      16548.50                    18024.78
  1993/02/28      16690.23                    18191.23
  1993/03/31      16799.22                    18300.07
  1993/04/30      16916.50                    18423.59
  1993/05/31      16966.59                    18507.95
  1993/06/30      17173.57                    18687.96
  1993/07/31      17267.97                    18765.53
  1993/08/31      17300.12                    18842.74
  1993/09/30      17337.91                    18858.93
  1993/10/31      17368.75                    18922.20
  1993/11/30      17332.45                    18888.68
  1993/12/31      17499.73                    19030.65
  1994/01/31      17660.89                    19221.96
  1994/02/28      17567.76                    19101.83
  1994/03/31      17368.67                    18630.71
  1994/04/30      17292.58                    18513.22
  1994/05/31      17439.79                    18575.73
  1994/06/30      17529.05                    18529.79
  1994/07/31      17809.27                    18891.32
  1994/08/31      17889.06                    18930.10
  1994/09/30      17695.16                    18676.66
  1994/10/31      17731.09                    18671.76
  1994/11/30      17713.40                    18604.73
  1994/12/31      17839.51                    18758.76
  1995/01/31      18176.79                    19178.65
  1995/02/28      18583.72                    19667.47
  1995/03/31      18662.58                    19747.68
  1995/04/30      18956.81                    20012.43
  1995/05/31      19553.27                    20660.92
  1995/06/30      19702.44                    20770.51
  1995/07/31      19747.19                    20811.93
  1995/08/31      19990.85                    21002.86
  1995/09/30      20197.51                    21190.78
  1995/10/31      20422.18                    21385.86
  1995/11/30      20648.30                    21636.66
  1995/12/31      20875.78                    21904.42
  1996/01/31      21046.69                    22072.38
  1996/02/29      20912.59                    21897.27
  1996/03/31      20836.72                    21823.08
  1996/04/30      20793.28                    21722.15
  1996/05/31      20712.78                    21693.91
  1996/06/30      20998.62                    21970.70
  1996/07/31      21073.61                    22058.07
  1996/08/31      21068.96                    22061.84
  1996/09/30      21402.40                    22432.78
  1996/10/31      21798.41                    22868.49
  1996/11/30      22135.19                    23183.32
  1996/12/31      22010.37                    23080.89
  1997/01/31      22148.12                    23276.72
  1997/02/28      22220.32                    23301.95
  1997/03/31      21990.91                    23109.14
  1997/04/30      22319.38                    23460.50
  1997/05/31      22500.12                    23679.30
  1997/06/30      22767.11                    23951.95
  1997/07/31      23139.91                    24395.19
IMATRL PRASUN   SHR__CHT 19970731 19970814 163131 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class B on July 31, 1987. As the chart shows, by July 31, 1997, the value of the investment would have grown to $23,140 - a 131.40% increase on the initial investment. For comparison, look at how the Salomon Brothers Mortgage Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,395 - a 143.95% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
TOTAL RETURN COMPONENTS
                         YEARS ENDED JULY 31,

                  1997   1996                   1995   1994   1993   1992


Dividend return                     6.33%   6.81%    7.46%    5.52%    6.73%   7.64%

Capital appreciation return         3.48%   -0.09%    3.42%   -2.39%   0.74%    3.34%

Total return                        9.81%   6.72%    10.88%   3.13%    7.47%   10.98%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JULY 31, 1997    PAST 1        LIFE OF
                               MONTH         CLASS

Dividends per share            4.86(cents)   23.81(cents)

Annualized dividend rate       5.21%         5.31%

30-day annualized yield        n/a           -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.99 over the past one month, and $10.84 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class B has a longer, more stable operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A favorable inflation backdrop
steadied fears of higher interest
rates, buoying the U.S. taxable
bond market for the 12 months that
ended July 31, 1997. The Lehman
Brothers Aggregate Bond Index -
a broad measure of the U.S.
taxable bond market - returned
10.76% over the period. For the
first eight months of the period,
bonds suffered from increasing
expectations of economic growth
and inflation. In his February
testimony before Congress,
Federal Reserve Board Chairman
Alan Greenspan indicated that the
Fed was inclined to raise the rate
banks charge each other for
overnight loans - known as the
fed funds target rate - to head off
inflation that might be caused by a
tight labor market. On March 25,
the Fed followed through by
raising the target rate by 0.25% to
5.50%. However, this move largely
had been priced into the market.
Weakening economic and inflation
signals - combined with the Fed's
shift to a more favorable stance
indicating no intention to raise
rates in the short term - helped
spark a rally in all debt markets
from April through the end of the
period. Relative interest-rate
stability provided a positive setting
for mortgage-backed securities.
For the 12 months that ended July
31, 1997, the Salomon Brothers
Mortgage Index returned 10.60%.
Sustained economic growth and
demand from yield-hungry
investors helped corporate bonds,
with the Lehman Brothers
Corporate Bond Index returning
12.55% over the same period.
NOTE TO SHAREHOLDERS: The following is an interview with Thomas Silvia, who co-manages Fidelity Advisor Mortgage Securities Fund with Kevin Grant. On October 1, 1997, Silvia will become the sole Portfolio Manager of the fund.
Q. HOW DID THE FUND PERFORM, TOM?
A. For the 12 months that ended July 31, 1997, the fund's Class A, Class T and Class B shares returned 10.25%, 10.20% and 9.81%, respectively. During the same period, the U.S. mortgage funds average, according to Lipper Analytical Services, returned 10.05% and the Salomon Brothers Mortgage Index returned 10.60%.
Q. WHAT HELPED THE FUND'S
PERFORMANCE DURING THE PERIOD?
A. We continued to get good performance from our small position in commercial mortgage-backed securities - bonds issued and backed by office buildings, shopping malls and multi-housing structures. These investments produced stronger returns than were generated by the overall mortgage market. In addition, the fund was overweighted relative to the index in 30-year Fannie Mae (Federal National Mortgage Association) discount bonds, which are priced below par, and current-coupon bonds, which are mortgage securities that pay a similar coupon - or periodic interest payment - as those being created at the current market rate. These securities outperformed comparable 30-year Ginnie Mae (Government National Mortgage Association) bonds and 15-year mortgage-backed securities during the period.
Q. WHAT FACTORS IN THE MORTGAGE MARKET AFFECTED THE FUND'S PERFORMANCE?
A. The mortgage market benefited greatly from a period of relatively stable interest rates. For example, the yield on a 10-year Treasury has lingered in a range of 6% to 7% for about 18 months - a small fluctuation compared to the range we've seen over the past 10 years. A calm interest-rate environment reduces the largest source of risk for mortgage securities - prepayments. For instance, when interest rates decline, mortgage holders are likely to refinance their debt at a lower rate. This hurts mortgage investors because they are forced to reinvest at a lower interest rate. On the other hand, when interest rates are steady, the risk of prepayments declines. This has been the case for the past 12 months and, as a result, the mortgage sector was one of the best-performing categories of the bond market.
Q. WHICH AREAS OF THE MORTGAGE MARKET DID YOU TARGET?
A. We retained a small position in commercial mortgage-backed securities, which was more of a selective investment in a few particular bonds than an overall sector allocation. The fund also maintained a slightly underweighted position relative to the index in balloon mortgages. Overall, the strong performance of the mortgage market during the period reduced the number of attractive investment opportunities. The reward for taking on risk was low, so it was a time to hold more liquid securities and keep the fund's portfolio relatively close to the allocations in the fund's benchmark index - the Salomon Brothers Mortgage Index.
Q. DID THE FUND'S RELATIVELY SMALL POSITION IN BALLOON MORTGAGES HELP THE
FUND?
A. Balloons are mortgages that are constructed with a typical 30-year amortization schedule, but differ from the standard mortgage in that the homeowner agrees to pay the outstanding balance on a specified - or balloon
- date, usually within five or seven years of issuance. The stable interest-rate environment benefited the 30-year sector the most, the 15-year sector the second most, and the balloon sector the least. Consequently, the fund benefited from not having a significant position in balloons during the period.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. I think the reduced number of attractive investment alternatives in the mortgage market was the biggest disappointment. The fund has typically done its best when the market goes through a dramatic change. That's because our value-driven, bottom-up security selection process allows us to capitalize on larger and more frequent misvaluations in the mortgage market. When everything is trading in so tight a range, there aren't many changes in values or prepayment options to affect the cash flows of bonds. Therefore, in a relatively stable environment, we are not able to take advantage of our research and trading skills to the same degree.
Q. WHAT'S YOUR OUTLOOK FOR THE MORTGAGE MARKET?
A. At the end of the period, we hit a 6% yield on the 10-year Treasury, which leaves the mortgage market on a cliff. If yields drop below 6%, it will be an attractive environment for homeowners to refinance and prepay their mortgages. This likely would cause the mortgage sector to underperform other types of bonds. On the other hand, if interest rates remain stable, the mortgage market should continue to perform well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
by investing in mortgage
securities of all kinds
START DATE: December 31,
1984
SIZE: as of July 31, 1997,
more than $533 million
MANAGER: Thomas Silvia,
co-managed since February
1997; joined Fidelity in 1993
(checkmark)
THOMAS SILVIA ON HIS
INVESTMENT STRATEGY:
"The fund's overall market risk
will be targeted to its
benchmark, the Salomon
Brothers Mortgage Index. I
look to add incremental return
by the use of a value-driven,
bottom-up approach to finding
individual mortgage-backed
securities that offer higher
expected returns or
potentially better price
performance than securities
in the benchmark. This
approach takes advantage of
the skills offered by our
quantitative research group,
as well as our trading desk. In
addition, I will continue to look
for opportunities outside of
the fund's benchmark, such
as commercial
mortgage-backed securities."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JULY 31, 1997
                % OF FUND'S    % OF FUND'S INVESTMENTS
                INVESTMENTS    6 MONTHS AGO

 Less than 5%    0.1            0.1

 5 -  5.99%      4.7            6.2

 6 -  6.99%      25.7           29.3

 7 -  7.99%      27.0           30.7

 8 -  8.99%      20.2           12.2

 9 -  9.99%      6.6            4.0

10 - 10.99%      3.5            4.4

11% and over     2.3            3.0

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING REPURCHASE AGREEMENTS.
AVERAGE YEARS TO MATURITY AS OF JULY 31, 1997
               6 MONTHS AGO

Years    5.8    6.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1997
               6 MONTHS AGO

Years    3.2    4.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1997 AS OF JANUARY 31, 1997
Row: 1, Col: 1, Value: 9.800000000000001
Row: 1, Col: 2, Value: 2.9
Row: 1, Col: 3, Value: 87.3
Mortgage-backed
securities 87.6%
CMOs and
other mortgage
related securities 2.3%
Short-term
investments 10.1%
Mortgage-backed
securities 87.3%
CMOs and
other mortgage
related securities 2.8%
Short-term
investments 9.9%
Row: 1, Col: 1, Value: 10.1
Row: 1, Col: 2, Value: 2.3
Row: 1, Col: 3, Value: 87.59999999999999

INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 87.3%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.7%
5%, 7/1/10  $ 4,019,563 $ 3,795,975
6 1/2%, 1/1/24 to 7/1/24  4,480,017  4,411,427
7%, 5/1/99 to 8/1/12  16,562,905  16,757,226
7 1/2%, 10/1/11 to 7/1/12  35,640,019  36,482,404
7 1/2%, 8/1/27 (e)  3,500,000  3,561,250
8%, 10/1/07 to 12/1/18  767,774  794,814
8 1/2%, 11/1/03 to 1/1/20  2,437,117  2,554,427
9%, 9/1/08 to 5/1/21  11,954,777  12,802,489
10%, 1/1/09 to 5/1/19  2,502,185  2,726,412
10 1/2%, 8/1/10 to 12/1/20  2,723,982  3,011,806
11 1/2%, 4/1/12  111,151  124,061
11 3/4%, 6/1/11  69,701  78,657
12 1/4%, 6/1/14 to 7/1/15  314,042  360,277
12 1/2%, 5/1/12 to 4/1/15  1,236,677  1,428,593
12 3/4%, 6/1/05 to 3/1/15  204,003  229,242
13%, 1/1/11 to 6/1/15  1,855,544  2,187,117
  91,306,177

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 40.1%
5 1/2%, 11/1/08 to 5/1/26  24,273,187  23,420,456
6%, 4/1/00 to 5/1/26  87,078,670  84,355,052
6 1/2%, 9/1/10 to 4/1/26  56,791,751  55,821,852
7%, 2/1/24 to 5/1/27  31,698,840  31,684,095
7 1/2%, 3/1/22 to 12/1/22  3,449,394  3,527,311
8%, 1/1/07 to 8/1/27 (e)  15,806,073  16,257,924
8 1/4%, 1/1/13  132,558  137,062
8 1/2%, 11/1/03 to 11/1/18  2,059,489  2,137,174
8 3/4%, 11/1/08 to 7/1/09  296,023  307,877
9%, 1/1/08 to 2/1/13  1,034,999  1,084,078
9 1/2%, 5/1/07 to 8/1/22  8,581,420  9,131,717
11%, 12/1/02 to 8/1/10  2,741,172  3,009,758
12 1/4%, 5/1/13 to 6/1/15  542,105  616,601
12 1/2%, 10/1/13 to 3/1/16  724,646  839,914
12 3/4%, 6/1/13 to 7/1/15  379,431  436,032
13 1/2%, 9/1/13 to 12/1/14  192,548  229,229
14%, 5/1/12 to 11/1/14  64,062  76,803
  233,072,935

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 31.5%
7%, 10/15/22 to 11/15/23 $ 3,665,261 $ 3,683,818
7 1/2%, 7/15/05 to 2/15/27  57,751,910  58,851,736
8%, 4/15/02 to 7/15/27  31,473,025  32,528,616
8 1/2%, 7/15/16 to 8/15/27  54,893,289  57,361,674
9%, 10/15/04 to 4/15/18  6,255,677  6,703,581
9 1/2%, 6/15/09 to 7/15/22  5,351,496  5,776,000
10%, 12/15/17 to 1/15/26  11,883,595  13,152,300
10 1/2%, 11/15/97 to 2/15/18  1,488,065  1,634,033
11%, 1/15/10 to 8/15/17  3,092,191  3,529,873
11 1/2%, 10/15/10 to 7/15/18   98,587  112,208
13%, 10/15/13  104,463  123,952
13 1/2%, 7/15/11 to 10/15/14  97,226  116,364
  183,574,155
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $498,582,159)   507,953,267
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
U.S. GOVERNMENT AGENCY - 0.0%
Federal Home Loan Mortgage Corporation
sequential pay Series 1353 Class A,
5 1/2%, 11/15/04 (Cost $122,226)  131,183  130,404
COMMERCIAL MORTGAGE SECURITIES - 2.7%
Merrill Lynch Mortgage Investors, Inc. Series 1994-M1
Class A, 8.1239%, 6/25/22 (d)  5,285,305  5,334,029
Structured Asset Securities Corp. commercial Series 1992-M1
Class C, 7.05%, 11/25/02  3,192,522  2,906,006
SASCO 1997-N1 LLC Series 1997-N1 Class C,
6.055%, 9/25/28 (b)  5,000,000  5,000,000
SML, Inc. commercial Series 1994-C1
Class C, 9.20%, 9/18/99 (a)  3,280,000  2,693,700
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,720,222)   15,933,735
COMPLEX MORTGAGE SECURITIES - 0.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
INTEREST ONLY STRIPS - 0.1%
SML, Inc. commercial Series 1994-C1
Class S, 0.81% 9/18/99 (c) (Cost $749,264) $ 51,554,000 $ 612,204
CASH EQUIVALENTS - 9.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.77%, dated
7/31/97 due 8/1/97 $ 57,639,237  57,630,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $571,803,871)  $ 582,259,610
LEGEND
1. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
SML, Inc.
commercial Series
1994-C1 Class C,
9.20%, 9/18/99  8/11/94  $2,132,820
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,000,000 or 0.9% of net assets.
3. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. Security purchased on delayed delivery basis (See Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $571,956,866. Net unrealized appreciation aggregated $10,302,744, of which $11,091,982 related to appreciated investment securities and $789,238 related to depreciated investment securities.
The fund hereby designates approximately $544,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

Investment in securities, at value (including repurchase                   $ 582,259,610
agreements of $57,630,000) (cost $571,803,871) -
See accompanying schedule

Cash                                                                        115

Receivable for investments sold                                             251,870

Interest receivable                                                         3,066,107

Prepaid expenses                                                            44,595

 TOTAL ASSETS                                                               585,622,297

LIABILITIES

Payable for investments purchased                           $ 30,194,142
Regular Delivery

 Delayed Delivery                                            19,626,894

Payable for fund shares redeemed                             1,026,148

Distributions payable                                        515,582

Accrued management fee                                       187,169

Distribution fees payable                                    3,034

Other payables and accrued expenses                          177,203

 TOTAL LIABILITIES                                                          51,730,172

NET ASSETS                                                                 $ 533,892,125

Net Assets consist of:

Paid in capital                                                            $ 519,208,290

Undistributed net investment income                                         230,506

Accumulated undistributed net realized gain (loss)                          3,997,590
on investments

Net unrealized appreciation (depreciation) on                               10,455,739
investments

NET ASSETS                                                                 $ 533,892,125


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 JULY 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $11.05
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,585,920 (divided by) 143,564 shares)

Maximum offering price per share (100/95.75 of $11.05)             $11.54

CLASS T:                                                           $11.05
NET ASSET VALUE and redemption price per share
 ($12,192,905 (divided by) 1,103,680 shares)

Maximum offering price per share (100/96.50 of $11.05)             $11.45

CLASS B:                                                           $11.04
NET ASSET VALUE and offering price per share
 ($823,411 (divided by) 74,578 shares) A

INITIAL CLASS:                                                     $11.05
NET ASSET VALUE, offering price and redemption price per share ($506,112,493 (divided by) 45,796,695 shares)

INSTITUTIONAL CLASS:                                               $11.04
NET ASSET VALUE, offering price and redemption price per share ($13,177,396 (divided by) 1,193,472 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1997

INVESTMENT INCOME                                                        $ 35,932,141
Interest

EXPENSES

Management fee                                             $ 2,273,788

Transfer agent fees                                         1,034,760

Distribution fees                                           4,506

Accounting fees and expenses                                208,321

Non-interested trustees' compensation                       9,585

Custodian fees and expenses                                 79,667

Registration fees                                           75,411

Audit                                                       83,730

Legal                                                       17,684

Miscellaneous                                               4,396

 Total expenses before reductions                           3,791,848

 Expense reductions                                         (52,945)      3,738,903

NET INVESTMENT INCOME                                                     32,193,238

REALIZED AND UNREALIZED GAIN (LOSS)                                       4,296,274
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   14,164,021
investment securities

NET GAIN (LOSS)                                                           18,460,295

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 50,653,533
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          JULY 31,        JULY 31,
                                                          1997            1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 32,193,238    $ 31,763,051
Net investment income

 Net realized gain (loss)                                  4,296,274       8,694,701

 Change in net unrealized appreciation (depreciation)      14,164,021      (11,251,245)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           50,653,533      29,206,507
FROM OPERATIONS

Distributions to shareholders                              (32,649,725)    (31,178,449)
From net investment income

 From net realized gain                                    (5,039,533)     (4,055,960)

 TOTAL DISTRIBUTIONS                                       (37,689,258)    (35,234,409)

Share transactions - net increase (decrease)               32,765,543      77,949,164

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  45,729,818      71,921,262

NET ASSETS

 Beginning of period                                       488,162,307     416,241,045

 End of period (including undistributed net investment    $ 533,892,125   $ 488,162,307
income of $230,506 and $922,675, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      JULY 31,

      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.830

Income from Investment Operations

 Net investment income                                   .268 F

 Net realized and unrealized gain (loss)                 .224

 Total from investment operations                        .492

Less Distributions

 From net investment income                              (.272)

Net asset value, end of period                          $ 11.050

TOTAL RETURN B, C                                        4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,586

Ratio of expenses to average net assets                  .90% A,
                                                         D

Ratio of net investment income to average net assets     6.09% A

Portfolio turnover rate                                  149%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T
      YEAR ENDED
      JULY 31,

      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.830

Income from Investment Operations

 Net investment income                                   .255 F

 Net realized and unrealized gain (loss)                 .233

 Total from investment operations                        .488

Less Distributions

 From net investment income                              (.268)

Net asset value, end of period                          $ 11.050

TOTAL RETURN B, C                                        4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 12,193

Ratio of expenses to average net assets                  1.00% A,
                                                         D

Ratio of net investment income to average net assets     5.99% A

Portfolio turnover rate                                  149%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS B
      YEAR ENDED
      JULY 31,

      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.830

Income from Investment Operations

 Net investment income                                   .234 F

 Net realized and unrealized gain (loss)                 .214

 Total from investment operations                        .448

Less Distributions

 From net investment income                              (.238)

Net asset value, end of period                          $ 11.040

TOTAL RETURN B, C                                        4.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 823

Ratio of expenses to average net assets                  1.65% A,
                                                         D

Ratio of net investment income to average net assets     5.34% A

Portfolio turnover rate                                  149%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                  YEARS ENDED JULY 31,

                                  1997                   1996        1995        1994 C      1993

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 10.780               $ 10.890    $ 10.580    $ 10.910    $ 10.830
of period

Income from Investment
Operations

 Net investment income             .678 D                 .729        .772        .570        .788

 Net realized and                  .391                   (.015)      .325        (.242)      (.007)
 unrealized gain (loss)

 Total from investment             1.069                  .714        1.097       .328        .781
 operations

Less Distributions

 From net investment income        (.689)                 (.724)      (.737)      (.588)      (.701)

 From net realized gain            (.110)                 (.100)      -           (.040)      -

 In excess of net realized         -                      -           (.050)      (.030)      -
gain

 Total distributions               (.799)                 (.824)      (.787)      (.658)      (.701)

Net asset value, end of period    $ 11.050               $ 10.780    $ 10.890    $ 10.580    $ 10.910

TOTAL RETURN B                     10.34%                 6.72%       10.88%      3.13%       7.47%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 506,113              $ 488,162   $ 416,241   $ 365,801   $ 419,467
(000 omitted)

Ratio of expenses to average       .73%                   .74%        .77%        .79%        .76%
net assets

Ratio of expenses to average       .73%                   .73%        .77%        .79%        .76%
net assets after expense                                 A
reductions

Ratio of net investment income     6.26%                  6.75%       7.37%       6.73%       7.18%

to average net assets

Portfolio turnover rate            149%                   221%        329%        563%        278%


A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEAR ENDED
      JULY 31,

      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 10.830

Income from Investment Operations

 Net investment income                                               .263 F

 Net realized and unrealized gain (loss)                             .226

 Total from investment operations                                    .489

Less Distributions

 From net interest income                                            (.279)

Net asset value, end of period                                      $ 11.040

TOTAL RETURN B, C                                                    4.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 13,177

Ratio of expenses to average net assets                              .75% A,
                                                                     D

Ratio of expenses to average net assets after expense reductions     .70% A,
                                                                     G

Ratio of net investment income to average net assets                 6.29% A

Portfolio turnover rate                                              149%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On March 14, 1996, the Board of Trustees approved the transfer of the fund to the Fidelity Advisor product line. The Board of Trustees also approved the creation of Class A, Class T, Class B and Institutional Class shares. Offering of new classes commenced on March 3, 1997. Prior to March 3, 1997, the fund offered one class of shares, Fidelity Mortgage Securities Fund ("Initial Class") (formerly Fidelity Mortgage Securities Fund).
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities)for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A, Class T, Class B, and Institutional Class and shares of those classes for distribution under federal and state securities law. These expenses are borne by those classes and amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED
interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,693,700 or 0.5% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $790,852,390 and $747,620,591, respectively, of which U.S. government and government agency obligations aggregated $780,486,825 and $743,935,902 respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ 530     $ 530

CLASS T     2,602     2,602

CLASS B     1,374     1,374

           $ 4,506   $ 4,506

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 4.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 7,090    $ 7,023

CLASS T     9,662      7,492

CLASS B     0          0 *

           $ 16,752   $ 14,515

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC *    $ 789          .22% **

CLASS T                 FIIOC *     1,513         .14% **

CLASS B                 FIIOC *     881           .57% **

INITIAL CLASS            FSC *      1,028,957     .20%

INSTITUTIONAL CLASS     FIIOC *     2,620         .21% **

                                   $ 1,034,760

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AND FIDELITY SERVICE COMPANY, INC. (FSC), AFFILIATES OF FMR.
** ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                 .90%         $ 10,408

CLASS T                 1.00%         10,413

CLASS B                 1.65%         10,927

INSTITUTIONAL CLASS     .75%          12,094

                                     $ 43,842

5. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $8,474 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

INSTITUTIONAL CLASS    $ 629

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                              YEAR ENDED     YEAR ENDED
                              JULY 31,       JULY 31,
                              1997 A         1996

CLASS A

From net investment income    $ 21,750       $ -

CLASS T

From net investment income    $ 64,445       $ -

CLASS B

From net investment income    $ 8,241        $ -

INITIAL CLASS

From net investment income    $ 32,474,399   $ 31,178,449

From net realized gain         5,039,533      4,055,960

Total                         $ 37,513,932   $ 35,234,409


INSTITUTIONAL CLASS

From net investment income    $ 80,890       $ -

                              $ 37,689,258   $ 35,234,409

A DISTRIBUTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                           SHARES                          DOLLARS

                           YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                           JULY 31,        JULY 31,        JULY 31,         JULY 31,

                           1997 A          1996            1997 A           1996



CLASS A                     141,575         -              $ 1,531,983      $ -
Shares sold

Reinvestment of             1,989           -               21,750           -
distributions

Net increase (decrease)     143,564         -              $ 1,553,733      $ -

CLASS T                     1,114,285       -              $ 12,183,453     $ -
Shares sold

Reinvestment of             5,597           -               61,712           -
distributions

Shares redeemed             (16,202)        -               (177,848)        -

Net increase (decrease)     1,103,680       -              $ 12,067,317     $ -

CLASS B                     73,891          -              $ 801,025        $ -
Shares sold

Reinvestment of             687             -               7,506            -
distributions

Net increase (decrease)     74,578          -              $ 808,531        $ -

INITIAL CLASS               14,636,021      24,584,693     $ 158,564,289    $ 268,954,246
Shares sold

Reinvestment of             2,769,613       2,644,498       29,925,102       28,910,230
distributions

Shares redeemed             (16,911,618)    (20,139,279)    (183,183,589)    (219,915,312)

Net increase (decrease)     494,016         7,089,912      $ 5,305,802      $ 77,949,164

INSTITUTIONAL CLASS         1,216,421       -              $ 13,282,379     $ -
Shares sold

Reinvestment of             3,516           -               38,560           -
distributions

Shares redeemed             (26,465)        -               (290,779)        -

Net increase (decrease)     1,193,472       -              $ 13,030,160     $ -


A SHARE TRANSACTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 10,398

CLASS T                 11,098

CLASS B                 10,398

INITIAL CLASS           31,365

INSTITUTIONAL CLASS     12,152

                       $ 75,411

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Advisor Mortgage Securities Fund (formerly Fidelity Mortgage Securities
Fund):
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (formerly Fidelity Mortgage Securities Fund) (a fund of Fidelity Income Fund) at July 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
/s/ PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
September 18, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Mortgage Securities Fund (formerly Fidelity Mortgage Securities Fund) voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 9/8/97 9/5/97 - $.08
Class T 9/8/97 9/5/97 - $.08
Class B 9/8/97 9/5/97 - $.08
Initial Class 9/8/97 9/5/97 - $.08
Institutional Class 9/8/97 9/5/97 - $.08
A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

MORTGAGE SECURITIES
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
JULY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     14   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    23   Notes to financial statements.

REPORT OF INDEPENDENT    31   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            32


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first seven months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 30% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the past seven months, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MORTGAGE SECURITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1997                PAST 1   PAST 5   PAST 10
                                           YEAR     YEARS    YEARS

Advisor Mortgage Securities Fund -         10.22%   44.56%   132.27%
 Institutional Class

Salomon Brothers Mortgage Index            10.60%   41.23%   143.95%

U.S. Mortgage Funds Average                10.05%   33.27%   114.95%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Salomon Brothers Mortgage Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 59 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1997          PAST 1   PAST 5   PAST 10
                                     YEAR     YEARS    YEARS

Advisor Mortgage Securities Fund -   10.22%   7.65%    8.79%
 Institutional Class

Salomon Brothers Mortgage Index      10.60%   7.15%    9.33%

U.S. Mortgage Funds Average          10.05%   5.90%    7.93%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970731 19970814 163138 S00000000000001
             FA Mortgage Sec -CL I       SB Mortgage
             00240                       SB005
  1987/07/31      10000.00                    10000.00
  1987/08/31       9967.99                     9954.81
  1987/09/30       9716.36                     9725.84
  1987/10/31      10004.28                    10044.81
  1987/11/30      10099.69                    10186.41
  1987/12/31      10227.48                    10305.04
  1988/01/31      10571.43                    10704.98
  1988/02/29      10685.42                    10833.40
  1988/03/31      10622.10                    10753.18
  1988/04/30      10556.36                    10686.15
  1988/05/31      10512.46                    10662.80
  1988/06/30      10722.84                    10930.93
  1988/07/31      10697.37                    10897.42
  1988/08/31      10710.95                    10920.39
  1988/09/30      10926.37                    11180.24
  1988/10/31      11131.14                    11434.81
  1988/11/30      10983.96                    11270.62
  1988/12/31      10914.47                    11212.25
  1989/01/31      11112.51                    11423.14
  1989/02/28      11053.67                    11336.52
  1989/03/31      11075.51                    11339.53
  1989/04/30      11279.96                    11539.50
  1989/05/31      11546.92                    11918.36
  1989/06/30      11826.37                    12221.51
  1989/07/31      12038.13                    12511.49
  1989/08/31      11910.98                    12326.96
  1989/09/30      11962.98                    12412.82
  1989/10/31      12200.25                    12702.79
  1989/11/30      12317.82                    12840.25
  1989/12/31      12402.72                    12911.80
  1990/01/31      12288.46                    12818.41
  1990/02/28      12370.32                    12870.38
  1990/03/31      12380.04                    12922.72
  1990/04/30      12272.95                    12802.59
  1990/05/31      12629.75                    13191.99
  1990/06/30      12812.84                    13410.03
  1990/07/31      12999.05                    13637.87
  1990/08/31      12964.67                    13525.65
  1990/09/30      13033.88                    13635.23
  1990/10/31      13167.40                    13778.34
  1990/11/30      13455.52                    14085.64
  1990/12/31      13687.62                    14317.99
  1991/01/31      13829.66                    14527.00
  1991/02/28      13918.20                    14619.27
  1991/03/31      14011.81                    14725.84
  1991/04/30      14163.49                    14879.49
  1991/05/31      14237.12                    15008.29
  1991/06/30      14272.73                    15024.48
  1991/07/31      14477.73                    15278.30
  1991/08/31      14754.40                    15558.48
  1991/09/30      14984.74                    15857.50
  1991/10/31      15161.86                    16102.66
  1991/11/30      15254.55                    16213.00
  1991/12/31      15550.89                    16558.71
  1992/01/31      15476.08                    16390.37
  1992/02/29      15630.07                    16544.40
  1992/03/31      15522.06                    16471.34
  1992/04/30      15667.58                    16621.98
  1992/05/31      15926.18                    16930.41
  1992/06/30      16094.92                    17137.15
  1992/07/31      16067.30                    17273.86
  1992/08/31      16171.23                    17506.59
  1992/09/30      16272.75                    17642.16
  1992/10/31      16110.93                    17493.79
  1992/11/30      16188.80                    17566.09
  1992/12/31      16398.88                    17780.00
  1993/01/31      16548.50                    18024.78
  1993/02/28      16690.23                    18191.23
  1993/03/31      16799.22                    18300.07
  1993/04/30      16916.50                    18423.59
  1993/05/31      16966.59                    18507.95
  1993/06/30      17173.57                    18687.96
  1993/07/31      17267.97                    18765.53
  1993/08/31      17300.12                    18842.74
  1993/09/30      17337.91                    18858.93
  1993/10/31      17368.75                    18922.20
  1993/11/30      17332.45                    18888.68
  1993/12/31      17499.73                    19030.65
  1994/01/31      17660.89                    19221.96
  1994/02/28      17567.76                    19101.83
  1994/03/31      17368.67                    18630.71
  1994/04/30      17292.58                    18513.22
  1994/05/31      17439.79                    18575.73
  1994/06/30      17529.05                    18529.79
  1994/07/31      17809.27                    18891.32
  1994/08/31      17889.06                    18930.10
  1994/09/30      17695.16                    18676.66
  1994/10/31      17731.09                    18671.76
  1994/11/30      17713.40                    18604.73
  1994/12/31      17839.51                    18758.76
  1995/01/31      18176.79                    19178.65
  1995/02/28      18583.72                    19667.47
  1995/03/31      18662.58                    19747.68
  1995/04/30      18956.81                    20012.43
  1995/05/31      19553.27                    20660.92
  1995/06/30      19702.44                    20770.51
  1995/07/31      19747.19                    20811.93
  1995/08/31      19990.85                    21002.86
  1995/09/30      20197.51                    21190.78
  1995/10/31      20422.18                    21385.86
  1995/11/30      20648.30                    21636.66
  1995/12/31      20875.78                    21904.42
  1996/01/31      21046.69                    22072.38
  1996/02/29      20912.59                    21897.27
  1996/03/31      20836.72                    21823.08
  1996/04/30      20793.28                    21722.15
  1996/05/31      20712.78                    21693.91
  1996/06/30      20998.62                    21970.70
  1996/07/31      21073.61                    22058.07
  1996/08/31      21068.96                    22061.84
  1996/09/30      21402.40                    22432.78
  1996/10/31      21798.41                    22868.49
  1996/11/30      22135.19                    23183.32
  1996/12/31      22010.37                    23080.89
  1997/01/31      22148.12                    23276.72
  1997/02/28      22220.32                    23301.95
  1997/03/31      22007.12                    23109.14
  1997/04/30      22351.75                    23460.50
  1997/05/31      22571.61                    23679.30
  1997/06/30      22835.51                    23951.95
  1997/07/31      23226.99                    24395.19
IMATRL PRASUN   SHR__CHT 19970731 19970814 163141 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Institutional Class on July 31, 1987. As the chart shows, by July 31, 1997, the value of the investment would have grown to $23,227 - a 132.27% increase on the initial investment. For comparison, look at how the Salomon Brothers Mortgage Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,395 - a 143.95% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
TOTAL RETURN COMPONENTS
                         YEARS ENDED JULY 31,

                  1997   1996                   1995   1994   1993   1992


Dividend return                     6.74%    6.81%    7.46%    5.52%    6.73%   7.64%

Capital appreciation return         3.48%    -0.09%    3.42%   -2.39%   0.74%    3.34%

Total return                        10.22%   6.72%    10.88%   3.13%    7.47%   10.98%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED JULY 31, 1997    PAST 1        LIFE OF
                               MONTH         CLASS

Dividends per share            5.70(cents)   27.91(cents)

Annualized dividend rate       6.11%         6.22%

30-day annualized yield        n/a           -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.99 over the past one month, and $10.84 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Institutional Class has a longer, more stable operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A favorable inflation backdrop
steadied fears of higher interest
rates, buoying the U.S. taxable
bond market for the 12 months that
ended July 31, 1997. The Lehman
Brothers Aggregate Bond Index -
a broad measure of the U.S.
taxable bond market - returned
10.76% over the period. For the
first eight months of the period,
bonds suffered from increasing
expectations of economic growth
and inflation. In his February
testimony before Congress,
Federal Reserve Board Chairman
Alan Greenspan indicated that the
Fed was inclined to raise the rate
banks charge each other for
overnight loans - known as the
fed funds target rate - to head off
inflation that might be caused by a
tight labor market. On March 25,
the Fed followed through by
raising the target rate by 0.25% to
5.50%. However, this move largely
had been priced into the market.
Weakening economic and inflation
signals - combined with the Fed's
shift to a more favorable stance
indicating no intention to raise
rates in the short term - helped
spark a rally in all debt markets
from April through the end of the
period. Relative interest-rate
stability provided a positive setting
for mortgage-backed securities.
For the 12 months that ended July
31, 1997, the Salomon Brothers
Mortgage Index returned 10.60%.
Sustained economic growth and
demand from yield-hungry
investors helped corporate bonds,
with the Lehman Brothers
Corporate Bond Index returning
12.55% over the same period.
NOTE TO SHAREHOLDERS: The following is an interview with Thomas Silvia, who co-manages Fidelity Advisor Mortgage Securities Fund with Kevin Grant. On October 1, 1997, Silvia will become the sole Portfolio Manager of the fund.
Q. HOW DID THE FUND PERFORM, TOM?
A. For the 12 months that ended July 31, 1997, the fund's Institutional Class shares returned 10.22%. During the same period, the U.S. mortgage funds average, according to Lipper Analytical Services, returned 10.05% and the Salomon Brothers Mortgage Index returned 10.60%.
Q. WHAT HELPED THE FUND'S
PERFORMANCE DURING THE PERIOD?
A. We continued to get good performance from our small position in commercial mortgage-backed securities - bonds issued and backed by office buildings, shopping malls and multi-housing structures. These investments produced stronger returns than were generated by the overall mortgage market. In addition, the fund was overweighted relative to the index in 30-year Fannie Mae (Federal National Mortgage Association) discount bonds, which are priced below par, and current-coupon bonds, which are mortgage securities that pay a similar coupon - or periodic interest payment - as those being created at the current market rate. These securities outperformed comparable 30-year Ginnie Mae (Government National Mortgage Association) bonds and 15-year mortgage-backed securities during the period.
Q. WHAT FACTORS IN THE MORTGAGE MARKET AFFECTED THE FUND'S PERFORMANCE?
A. The mortgage market benefited greatly from a period of relatively stable interest rates. For example, the yield on a 10-year Treasury has lingered in a range of 6% to 7% for about 18 months - a small fluctuation compared to the range we've seen over the past 10 years. A calm interest-rate environment reduces the largest source of risk for mortgage securities - prepayments. For instance, when interest rates decline, mortgage holders are likely to refinance their debt at a lower rate. This hurts mortgage investors because they are forced to reinvest at a lower interest rate. On the other hand, when interest rates are steady, the risk of prepayments declines. This has been the case for the past 12 months and, as a result, the mortgage sector was one of the best-performing categories of the bond market.
Q. WHICH AREAS OF THE MORTGAGE MARKET DID YOU TARGET?
A. We retained a small position in commercial mortgage-backed securities, which was more of a selective investment in a few particular bonds than an overall sector allocation. The fund also maintained a slightly underweighted position relative to the index in balloon mortgages. Overall, the strong performance of the mortgage market during the period reduced the number of attractive investment opportunities. The reward for taking on risk was low, so it was a time to hold more liquid securities and keep the fund's portfolio relatively close to the allocations in the fund's benchmark index - the Salomon Brothers Mortgage Index.
Q. DID THE FUND'S RELATIVELY SMALL POSITION IN BALLOON MORTGAGES HELP THE
FUND?
A. Balloons are mortgages that are constructed with a typical 30-year amortization schedule, but differ from the standard mortgage in that the homeowner agrees to pay the outstanding balance on a specified - or balloon
- date, usually within five or seven years of issuance. The stable interest-rate environment benefited the 30-year sector the most, the 15-year sector the second most, and the balloon sector the least. Consequently, the fund benefited from not having a significant position in balloons during the period.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. I think the reduced number of attractive investment alternatives in the mortgage market was the biggest disappointment. The fund has typically done its best when the market goes through a dramatic change. That's because our value-driven, bottom-up security selection process allows us to capitalize on larger and more frequent misvaluations in the mortgage market. When everything is trading in so tight a range, there aren't many changes in values or prepayment options to affect the cash flows of bonds. Therefore, in a relatively stable environment, we are not able to take advantage of our research and trading skills to the same degree.
Q. WHAT'S YOUR OUTLOOK FOR THE MORTGAGE MARKET?
A. At the end of the period, we hit a 6% yield on the 10-year Treasury, which leaves the mortgage market on a cliff. If yields drop below 6%, it will be an attractive environment for homeowners to refinance and prepay their mortgages. This likely would cause the mortgage sector to underperform other types of bonds. On the other hand, if interest rates remain stable, the mortgage market should continue to perform well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
by investing in mortgage
securities of all kinds
START DATE: December 31,
1984
SIZE: as of July 31, 1997,
more than $533 million
MANAGER: Thomas Silvia,
co-managed since February
1997; joined Fidelity in 1993
(checkmark)
THOMAS SILVIA ON HIS
INVESTMENT STRATEGY:
"The fund's overall market risk
will be targeted to its
benchmark, the Salomon
Brothers Mortgage Index. I
look to add incremental return
by the use of a value-driven,
bottom-up approach to finding
individual mortgage-backed
securities that offer higher
expected returns or
potentially better price
performance than securities
in the benchmark. This
approach takes advantage of
the skills offered by our
quantitative research group,
as well as our trading desk. In
addition, I will continue to look
for opportunities outside of
the fund's benchmark, such
as commercial
mortgage-backed securities."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JULY 31, 1997
                % OF FUND'S    % OF FUND'S INVESTMENTS
                INVESTMENTS    6 MONTHS AGO

 Less than 5%    0.1            0.1

 5 -  5.99%      4.7            6.2

 6 -  6.99%      25.7           29.3

 7 -  7.99%      27.0           30.7

 8 -  8.99%      20.2           12.2

 9 -  9.99%      6.6            4.0

10 - 10.99%      3.5            4.4

11% and over     2.3            3.0

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING REPURCHASE AGREEMENTS.
AVERAGE YEARS TO MATURITY AS OF JULY 31, 1997
               6 MONTHS AGO

Years    5.8    6.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1997
               6 MONTHS AGO

Years    3.2    4.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1997 AS OF JANUARY 31, 1997
Row: 1, Col: 1, Value: 9.800000000000001
Row: 1, Col: 2, Value: 2.9
Row: 1, Col: 3, Value: 87.3
Mortgage-backed
securities 87.6%
CMOs and
other mortgage
related securities 2.3%
Short-term
investments 10.1%
Mortgage-backed
securities 87.3%
CMOs and
other mortgage
related securities 2.8%
Short-term
investments 9.9%
Row: 1, Col: 1, Value: 10.1
Row: 1, Col: 2, Value: 2.3
Row: 1, Col: 3, Value: 87.59999999999999

INVESTMENTS JULY 31, 1997

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 87.3%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.7%
5%, 7/1/10  $ 4,019,563 $ 3,795,975
6 1/2%, 1/1/24 to 7/1/24  4,480,017  4,411,427
7%, 5/1/99 to 8/1/12  16,562,905  16,757,226
7 1/2%, 10/1/11 to 7/1/12  35,640,019  36,482,404
7 1/2%, 8/1/27 (e)  3,500,000  3,561,250
8%, 10/1/07 to 12/1/18  767,774  794,814
8 1/2%, 11/1/03 to 1/1/20  2,437,117  2,554,427
9%, 9/1/08 to 5/1/21  11,954,777  12,802,489
10%, 1/1/09 to 5/1/19  2,502,185  2,726,412
10 1/2%, 8/1/10 to 12/1/20  2,723,982  3,011,806
11 1/2%, 4/1/12  111,151  124,061
11 3/4%, 6/1/11  69,701  78,657
12 1/4%, 6/1/14 to 7/1/15  314,042  360,277
12 1/2%, 5/1/12 to 4/1/15  1,236,677  1,428,593
12 3/4%, 6/1/05 to 3/1/15  204,003  229,242
13%, 1/1/11 to 6/1/15  1,855,544  2,187,117
  91,306,177

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 40.1%
5 1/2%, 11/1/08 to 5/1/26  24,273,187  23,420,456
6%, 4/1/00 to 5/1/26  87,078,670  84,355,052
6 1/2%, 9/1/10 to 4/1/26  56,791,751  55,821,852
7%, 2/1/24 to 5/1/27  31,698,840  31,684,095
7 1/2%, 3/1/22 to 12/1/22  3,449,394  3,527,311
8%, 1/1/07 to 8/1/27 (e)  15,806,073  16,257,924
8 1/4%, 1/1/13  132,558  137,062
8 1/2%, 11/1/03 to 11/1/18  2,059,489  2,137,174
8 3/4%, 11/1/08 to 7/1/09  296,023  307,877
9%, 1/1/08 to 2/1/13  1,034,999  1,084,078
9 1/2%, 5/1/07 to 8/1/22  8,581,420  9,131,717
11%, 12/1/02 to 8/1/10  2,741,172  3,009,758
12 1/4%, 5/1/13 to 6/1/15  542,105  616,601
12 1/2%, 10/1/13 to 3/1/16  724,646  839,914
12 3/4%, 6/1/13 to 7/1/15  379,431  436,032
13 1/2%, 9/1/13 to 12/1/14  192,548  229,229
14%, 5/1/12 to 11/1/14  64,062  76,803
  233,072,935

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 31.5%
7%, 10/15/22 to 11/15/23 $ 3,665,261 $ 3,683,818
7 1/2%, 7/15/05 to 2/15/27  57,751,910  58,851,736
8%, 4/15/02 to 7/15/27  31,473,025  32,528,616
8 1/2%, 7/15/16 to 8/15/27  54,893,289  57,361,674
9%, 10/15/04 to 4/15/18  6,255,677  6,703,581
9 1/2%, 6/15/09 to 7/15/22  5,351,496  5,776,000
10%, 12/15/17 to 1/15/26  11,883,595  13,152,300
10 1/2%, 11/15/97 to 2/15/18  1,488,065  1,634,033
11%, 1/15/10 to 8/15/17  3,092,191  3,529,873
11 1/2%, 10/15/10 to 7/15/18   98,587  112,208
13%, 10/15/13  104,463  123,952
13 1/2%, 7/15/11 to 10/15/14  97,226  116,364
  183,574,155
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $498,582,159)   507,953,267
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
U.S. GOVERNMENT AGENCY - 0.0%
Federal Home Loan Mortgage Corporation
sequential pay Series 1353 Class A,
5 1/2%, 11/15/04 (Cost $122,226)  131,183  130,404
COMMERCIAL MORTGAGE SECURITIES - 2.7%
Merrill Lynch Mortgage Investors, Inc. Series 1994-M1
Class A, 8.1239%, 6/25/22 (d)  5,285,305  5,334,029
Structured Asset Securities Corp. commercial Series 1992-M1
Class C, 7.05%, 11/25/02  3,192,522  2,906,006
SASCO 1997-N1 LLC Series 1997-N1 Class C,
6.055%, 9/25/28 (b)  5,000,000  5,000,000
SML, Inc. commercial Series 1994-C1
Class C, 9.20%, 9/18/99 (a)  3,280,000  2,693,700
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,720,222)   15,933,735
COMPLEX MORTGAGE SECURITIES - 0.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
INTEREST ONLY STRIPS - 0.1%
SML, Inc. commercial Series 1994-C1
Class S, 0.81% 9/18/99 (c) (Cost $749,264) $ 51,554,000 $ 612,204
CASH EQUIVALENTS - 9.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.77%, dated
7/31/97 due 8/1/97 $ 57,639,237  57,630,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $571,803,871)  $ 582,259,610
LEGEND
1. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
SML, Inc.
commercial Series
1994-C1 Class C,
9.20%, 9/18/99  8/11/94  $2,132,820
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,000,000 or 0.9% of net assets.
3. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. Security purchased on delayed delivery basis (See Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At July 31, 1997, the aggregate cost of investment securities for income tax purposes was $571,956,866. Net unrealized appreciation aggregated $10,302,744, of which $11,091,982 related to appreciated investment securities and $789,238 related to depreciated investment securities.
The fund hereby designates approximately $544,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1997

ASSETS

Investment in securities, at value (including repurchase                   $ 582,259,610
agreements of $57,630,000) (cost $571,803,871) -
See accompanying schedule

Cash                                                                        115

Receivable for investments sold                                             251,870

Interest receivable                                                         3,066,107

Prepaid expenses                                                            44,595

 TOTAL ASSETS                                                               585,622,297

LIABILITIES

Payable for investments purchased                           $ 30,194,142
Regular Delivery

 Delayed Delivery                                            19,626,894

Payable for fund shares redeemed                             1,026,148

Distributions payable                                        515,582

Accrued management fee                                       187,169

Distribution fees payable                                    3,034

Other payables and accrued expenses                          177,203

 TOTAL LIABILITIES                                                          51,730,172

NET ASSETS                                                                 $ 533,892,125

Net Assets consist of:

Paid in capital                                                            $ 519,208,290

Undistributed net investment income                                         230,506

Accumulated undistributed net realized gain (loss)                          3,997,590
on investments

Net unrealized appreciation (depreciation) on                               10,455,739
investments

NET ASSETS                                                                 $ 533,892,125


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 JULY 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $11.05
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,585,920 (divided by) 143,564 shares)

Maximum offering price per share (100/95.75 of $11.05)             $11.54

CLASS T:                                                           $11.05
NET ASSET VALUE and redemption price per share
 ($12,192,905 (divided by) 1,103,680 shares)

Maximum offering price per share (100/96.50 of $11.05)             $11.45

CLASS B:                                                           $11.04
NET ASSET VALUE and offering price per share
 ($823,411 (divided by) 74,578 shares) A

INITIAL CLASS:                                                     $11.05
NET ASSET VALUE, offering price and redemption price per share ($506,112,493 (divided by) 45,796,695 shares)

INSTITUTIONAL CLASS:                                               $11.04
NET ASSET VALUE, offering price and redemption price per share ($13,177,396 (divided by) 1,193,472 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1997

INVESTMENT INCOME                                                        $ 35,932,141
Interest

EXPENSES

Management fee                                             $ 2,273,788

Transfer agent fees                                         1,034,760

Distribution fees                                           4,506

Accounting fees and expenses                                208,321

Non-interested trustees' compensation                       9,585

Custodian fees and expenses                                 79,667

Registration fees                                           75,411

Audit                                                       83,730

Legal                                                       17,684

Miscellaneous                                               4,396

 Total expenses before reductions                           3,791,848

 Expense reductions                                         (52,945)      3,738,903

NET INVESTMENT INCOME                                                     32,193,238

REALIZED AND UNREALIZED GAIN (LOSS)                                       4,296,274
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   14,164,021
investment securities

NET GAIN (LOSS)                                                           18,460,295

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 50,653,533
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          JULY 31,        JULY 31,
                                                          1997            1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 32,193,238    $ 31,763,051
Net investment income

 Net realized gain (loss)                                  4,296,274       8,694,701

 Change in net unrealized appreciation (depreciation)      14,164,021      (11,251,245)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           50,653,533      29,206,507
FROM OPERATIONS

Distributions to shareholders                              (32,649,725)    (31,178,449)
From net investment income

 From net realized gain                                    (5,039,533)     (4,055,960)

 TOTAL DISTRIBUTIONS                                       (37,689,258)    (35,234,409)

Share transactions - net increase (decrease)               32,765,543      77,949,164

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  45,729,818      71,921,262

NET ASSETS

 Beginning of period                                       488,162,307     416,241,045

 End of period (including undistributed net investment    $ 533,892,125   $ 488,162,307
income of $230,506 and $922,675, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      JULY 31,

      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.830

Income from Investment Operations

 Net investment income                                   .268 F

 Net realized and unrealized gain (loss)                 .224

 Total from investment operations                        .492

Less Distributions

 From net investment income                              (.272)

Net asset value, end of period                          $ 11.050

TOTAL RETURN B, C                                        4.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,586

Ratio of expenses to average net assets                  .90% A,
                                                         D

Ratio of net investment income to average net assets     6.09% A

Portfolio turnover rate                                  149%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T
      YEAR ENDED
      JULY 31,

      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.830

Income from Investment Operations

 Net investment income                                   .255 F

 Net realized and unrealized gain (loss)                 .233

 Total from investment operations                        .488

Less Distributions

 From net investment income                              (.268)

Net asset value, end of period                          $ 11.050

TOTAL RETURN B, C                                        4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 12,193

Ratio of expenses to average net assets                  1.00% A,
                                                         D

Ratio of net investment income to average net assets     5.99% A

Portfolio turnover rate                                  149%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS B
      YEAR ENDED
      JULY 31,

      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.830

Income from Investment Operations

 Net investment income                                   .234 F

 Net realized and unrealized gain (loss)                 .214

 Total from investment operations                        .448

Less Distributions

 From net investment income                              (.238)

Net asset value, end of period                          $ 11.040

TOTAL RETURN B, C                                        4.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 823

Ratio of expenses to average net assets                  1.65% A,
                                                         D

Ratio of net investment income to average net assets     5.34% A

Portfolio turnover rate                                  149%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INITIAL CLASS

                                  YEARS ENDED JULY 31,

                                  1997                   1996        1995        1994 C      1993

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 10.780               $ 10.890    $ 10.580    $ 10.910    $ 10.830
of period

Income from Investment
Operations

 Net investment income             .678 D                 .729        .772        .570        .788

 Net realized and                  .391                   (.015)      .325        (.242)      (.007)
 unrealized gain (loss)

 Total from investment             1.069                  .714        1.097       .328        .781
 operations

Less Distributions

 From net investment income        (.689)                 (.724)      (.737)      (.588)      (.701)

 From net realized gain            (.110)                 (.100)      -           (.040)      -

 In excess of net realized         -                      -           (.050)      (.030)      -
gain

 Total distributions               (.799)                 (.824)      (.787)      (.658)      (.701)

Net asset value, end of period    $ 11.050               $ 10.780    $ 10.890    $ 10.580    $ 10.910

TOTAL RETURN B                     10.34%                 6.72%       10.88%      3.13%       7.47%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 506,113              $ 488,162   $ 416,241   $ 365,801   $ 419,467
(000 omitted)

Ratio of expenses to average       .73%                   .74%        .77%        .79%        .76%
net assets

Ratio of expenses to average       .73%                   .73%        .77%        .79%        .76%
net assets after expense                                 A
reductions

Ratio of net investment income     6.26%                  6.75%       7.37%       6.73%       7.18%

to average net assets

Portfolio turnover rate            149%                   221%        329%        563%        278%


A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEAR ENDED
      JULY 31,

      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 10.830

Income from Investment Operations

 Net investment income                                               .263 F

 Net realized and unrealized gain (loss)                             .226

 Total from investment operations                                    .489

Less Distributions

 From net interest income                                            (.279)

Net asset value, end of period                                      $ 11.040

TOTAL RETURN B, C                                                    4.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 13,177

Ratio of expenses to average net assets                              .75% A,
                                                                     D

Ratio of expenses to average net assets after expense reductions     .70% A,
                                                                     G

Ratio of net investment income to average net assets                 6.29% A

Portfolio turnover rate                                              149%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On March 14, 1996, the Board of Trustees approved the transfer of the fund to the Fidelity Advisor product line. The Board of Trustees also approved the creation of Class A, Class T, Class B and Institutional Class shares. Offering of new classes commenced on March 3, 1997. Prior to March 3, 1997, the fund offered one class of shares, Fidelity Mortgage Securities Fund ("Initial Class") (formerly Fidelity Mortgage Securities Fund).
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities)for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A, Class T, Class B, and Institutional Class and shares of those classes for distribution under federal and state securities law. These expenses are borne by those classes and amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED
interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,693,700 or 0.5% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $790,852,390 and $747,620,591, respectively, of which U.S. government and government agency obligations aggregated $780,486,825 and $743,935,902 respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ 530     $ 530

CLASS T     2,602     2,602

CLASS B     1,374     1,374

           $ 4,506   $ 4,506

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 4.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 7,090    $ 7,023

CLASS T     9,662      7,492

CLASS B     0          0 *

           $ 16,752   $ 14,515

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC *    $ 789          .22% **

CLASS T                 FIIOC *     1,513         .14% **

CLASS B                 FIIOC *     881           .57% **

INITIAL CLASS            FSC *      1,028,957     .20%

INSTITUTIONAL CLASS     FIIOC *     2,620         .21% **

                                   $ 1,034,760

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AND FIDELITY SERVICE COMPANY, INC. (FSC), AFFILIATES OF FMR.
** ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                 .90%         $ 10,408

CLASS T                 1.00%         10,413

CLASS B                 1.65%         10,927

INSTITUTIONAL CLASS     .75%          12,094

                                     $ 43,842

5. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $8,474 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

INSTITUTIONAL CLASS    $ 629

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                              YEAR ENDED     YEAR ENDED
                              JULY 31,       JULY 31,
                              1997 A         1996

CLASS A

From net investment income    $ 21,750       $ -

CLASS T

From net investment income    $ 64,445       $ -

CLASS B

From net investment income    $ 8,241        $ -

INITIAL CLASS

From net investment income    $ 32,474,399   $ 31,178,449

From net realized gain         5,039,533      4,055,960

Total                         $ 37,513,932   $ 35,234,409


INSTITUTIONAL CLASS

From net investment income    $ 80,890       $ -

                              $ 37,689,258   $ 35,234,409

A DISTRIBUTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                           SHARES                          DOLLARS

                           YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                           JULY 31,        JULY 31,        JULY 31,         JULY 31,

                           1997 A          1996            1997 A           1996



CLASS A                     141,575         -              $ 1,531,983      $ -
Shares sold

Reinvestment of             1,989           -               21,750           -
distributions

Net increase (decrease)     143,564         -              $ 1,553,733      $ -

CLASS T                     1,114,285       -              $ 12,183,453     $ -
Shares sold

Reinvestment of             5,597           -               61,712           -
distributions

Shares redeemed             (16,202)        -               (177,848)        -

Net increase (decrease)     1,103,680       -              $ 12,067,317     $ -

CLASS B                     73,891          -              $ 801,025        $ -
Shares sold

Reinvestment of             687             -               7,506            -
distributions

Net increase (decrease)     74,578          -              $ 808,531        $ -

INITIAL CLASS               14,636,021      24,584,693     $ 158,564,289    $ 268,954,246
Shares sold

Reinvestment of             2,769,613       2,644,498       29,925,102       28,910,230
distributions

Shares redeemed             (16,911,618)    (20,139,279)    (183,183,589)    (219,915,312)

Net increase (decrease)     494,016         7,089,912      $ 5,305,802      $ 77,949,164

INSTITUTIONAL CLASS         1,216,421       -              $ 13,282,379     $ -
Shares sold

Reinvestment of             3,516           -               38,560           -
distributions

Shares redeemed             (26,465)        -               (290,779)        -

Net increase (decrease)     1,193,472       -              $ 13,030,160     $ -


A SHARE TRANSACTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 10,398

CLASS T                 11,098

CLASS B                 10,398

INITIAL CLASS           31,365

INSTITUTIONAL CLASS     12,152

                       $ 75,411

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Advisor Mortgage Securities Fund (formerly Fidelity Mortgage Securities
Fund):
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (formerly Fidelity Mortgage Securities Fund) (a fund of Fidelity Income Fund) at July 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
/s/ PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
September 18, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Mortgage Securities Fund (formerly Fidelity Mortgage Securities Fund) voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 9/8/97 9/5/97 - $.08
Class T 9/8/97 9/5/97 - $.08
Class B 9/8/97 9/5/97 - $.08
Initial Class 9/8/97 9/5/97 - $.08
Institutional Class 9/8/97 9/5/97 - $.08
A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)